UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number  811-214
                                                    ---------

                           SENTINEL GROUP FUNDS, INC.
                           --------------------------
               (Exact name of registrant as specified in charter)

                            ONE NATIONAL LIFE DRIVE
                              MONPELIER, VT 05604
                           -------------------------
               (Address of principal executive offices) (Zip code)

                    SENTINEL ADMINISTRATIVE SERVICES COMPANY
                            ONE NATIONAL LIFE DRIVE
                              MONTPELIER, VT 05604
                     ----------------------------------------
                     (Name and address of agent for service)

                                 (800) 282-3863
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: 11/30/06
                         ---------

Date of reporting period: 2/28/06
                         ---------

  SENTINEL BALANCED FUND
  INVESTMENT IN SECURITIES
  at February 28, 2006 (Unaudited)
  ------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                                 (M=$1,000)         (Note 1)
  ------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 36.3%
  FEDERAL HOME LOAN MORTGAGE CORPORATION 18.0%
  Collateralized Mortgage Obligations:
  FHR 2399 PG
      6%,         01/15/17                         2,000 M       $    2,053,120
  FHR 2541 VL
      5.5%,       11/15/20                         4,696 M            4,663,324
  FHR 2564 VB
      5.5%        01/15/21                         1,828 M            1,834,867
  FHR 2594 VU
      5.5%,       03/15/21                         4,793 M            4,791,083
  FHR 2319 PZ
      6.5%        05/15/31                         4,299 M            4,433,128
  FHR 2359 PZ
      6.5%,       09/15/31                         2,264 M            2,323,993
  FHR 2687 PG
      5.5%,       03/15/32                         4,000 M            4,007,346
  FHR 2432 PH
      6%,         03/15/32                         3,500 M            3,534,650
  FHR 2463 PG
      6%,         06/15/32                         5,000 M            5,045,200
  FHR 2485 TJ
      6%,         08/15/32                         3,500 M            3,564,190
  FHR 2489 PE
      6%,         08/15/32                        11,000 M           11,130,790
  FHR 2535 PC
      6%,         09/15/32                         3,500 M            3,540,705
                                                                 --------------
                                                                     50,922,396
                                                                 --------------
  Mortgage-Backed Securities:
  15-Year:
  FHLMC G10037
      9.5%,       10/01/06                             1 M                1,444
                                                                 --------------
  30-Year:
  FHLMC P00020
      6.5%,       10/01/22                           960 M              978,780
  FHLMC C47315
      6.5%,       08/01/29                         1,489 M            1,530,095
                                                                 --------------
                                                                      2,508,875
                                                                 --------------
  TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                       53,432,715
                                                                 --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION 8.8%
  Collateralized Mortgage Obligations:
  FNR G93 29Z
      7%,         08/25/23                         3,201 M            3,342,270
  FNR 1998-61 PL
      6%,         11/25/28                         5,536 M            5,602,164
  FNR 2003-29 L
      5%,         09/25/30                         6,069 M            5,972,300
  FNR 05-112 NC
      6%,         10/25/32                         3,000 M            3,047,340
  FNR 02-33 Z
      6.5%,       06/25/32                         6,376 M            6,585,061
                                                                 --------------
                                                                     24,549,135
                                                                 --------------
  Mortgage-Backed Securities:
  15-Year:
  FNMA 313699
      9%,         12/01/06                            11 M               11,008
                                                                 --------------
  20-Year:
  FNMA 313960
      10.25%,     10/01/17                            30 M               32,231
                                                                 --------------
  30-Year:
  FNMA 500296
      6%,         04/01/29                            16 M               16,363
  FNMA 514054
      7%,         09/01/29                           110 M              115,297
  FNMA 748895
      6%,         12/01/33                         1,435 M            1,446,155
                                                                 --------------
                                                                      1,577,815
                                                                 --------------
  TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                        26,170,189
                                                                 --------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 9.5%
  Collateralized Mortgage Obligations:
  GNR 1998-9 ZA
      6.5%,       04/20/28                         2,511 M            2,601,275
  GNR 03-12 PE
      5.5%,       12/16/31                         8,000 M            7,958,960
  GNR 2003-34 PC
      5.5%,       02/16/32                         6,000 M            5,977,320
  GNR 02-88 LE
      5.5%,       02/20/32                         6,235 M            6,303,273
  GNR 03-75 JC
      6%,         08/20/32                         5,000 M            5,076,150
                                                                 --------------
                                                                     27,916,978
                                                                 --------------
  Mortgage-Backed Securities:
  15-year:
  GNMA 514482
      7.5%,       09/15/14                            96 M              101,146
                                                                 --------------
  30-Year:
  GNMA 26446
      9%,         02/15/09                             7 M                7,541
                                                                 --------------
  TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATON                      28,025,665
                                                                 --------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $107,959,326)                                               107,628,569
                                                                 --------------

  ------------------------------------------------------------------------------
                                                                     VALUE
                                                   SHARES           (Note 1)
  ------------------------------------------------------------------------------
  COMMON STOCKS 62.8%
  CONSUMER DISCRETIONARY 5.4%
  Carnival Corp.                                    21,900       $    1,131,135
* Comcast Corp. - Class A (Non Voting)              87,300            2,335,275
  Gap, Inc.                                         45,000              834,300
  Grupo Televisa, S.A.                              13,200            1,035,672
  Hilton Hotels Corp.                               75,000            1,815,000
  McDonald's Corp.                                  42,400            1,480,184
  McGraw-Hill Cos., Inc.                            29,600            1,571,464
  Staples, Inc.                                     61,050            1,498,167
  Time Warner, Inc.                                181,400            3,140,034
  TJX Cos., Inc.                                    40,400              989,396
                                                                 --------------
                                                                     15,830,627
                                                                 --------------
  CONSUMER STAPLES 6.6%
  Altria Group, Inc.                                40,500            2,911,950
  Coca-Cola Co.                                     13,200              554,004
  CVS Corp.                                         34,600              980,218
  Diageo plc (ADR)                                  27,500            1,696,750
  Kellogg Co.                                       25,000            1,107,750
  Kimberly-Clark Corp.                              40,000            2,367,200
  PepsiCo, Inc.                                     48,800            2,884,568
  Procter & Gamble Co.                              59,275            3,552,351
  Wal-Mart Stores, Inc.                             27,500            1,247,400
  Wrigley (Wm.) Jr. Co.                             34,600            2,198,484
                                                                 --------------
                                                                     19,500,675
                                                                 --------------
  ENERGY 7.8%
  Chevron Corp.                                     55,600            3,140,288
  EOG Resources, Inc.                               22,500            1,516,500
  Exxon Mobil Corp.                                 78,000            4,630,860
  GlobalSantaFe Corp.                               28,500            1,577,190
  Murphy Oil Corp.                                   9,000              421,830
  Noble Energy, Inc.                                35,300            1,484,012
* Pride Int'l., Inc.                                54,000            1,672,380
  Schlumberger Ltd.                                 60,000            6,900,000
* Weatherford Int'l., Ltd.                          40,800            1,759,296
                                                                 --------------
                                                                     23,102,356
                                                                 --------------
  FINANCIALS 10.6%
  American Express Co.                              40,600            2,187,528
  American Int'l. Group                             37,200            2,468,592
  Ameriprise Financial, Inc.                         8,120              369,298
  Bank of America Corp.                             86,990            3,988,492
  Bank of New York, Inc.                            42,300            1,448,352
  Citigroup, Inc.                                  100,000            4,637,000
  Goldman Sachs Group, Inc.                          9,600            1,356,384
  J.P. Morgan Chase & Co.                           51,100            2,102,254
  Mellon Financial Corp.                            50,000            1,804,500
  Merrill Lynch & Co., Inc.                         23,400            1,806,714
  Morgan Stanley                                    24,500            1,461,670
  PNC Financial Services Group, Inc.                11,800              830,130
  St. Paul Travelers Cos., Inc.                     43,000            1,848,140
  U.S. Bancorp                                      60,000            1,854,600
  Wachovia Corp.                                    23,900            1,340,073
  Wells Fargo & Co.                                 30,500            1,958,100
                                                                 --------------
                                                                     31,461,827
                                                                 --------------
  HEALTH CARE 10.5%
* Amgen, Inc.                                       28,500            2,151,465
  Baxter Int'l., Inc.                               42,800            1,619,980
  Bristol-Myers Squibb Co.                          48,100            1,111,110
  Cigna Corp.                                        7,000              859,250
  GlaxoSmithKline plc (ADR)                         33,300            1,692,306
  Guidant Corp.                                      6,400              491,264
  HCA, Inc.                                         38,700            1,853,730
  Johnson & Johnson                                 68,200            3,931,730
* Laboratory Corp. of America Holdings              28,900            1,679,379
  Lilly, Eli & Co.                                  20,000            1,112,400
* Medco Health Solutions, Inc.                      19,660            1,095,455
  Medtronic, Inc.                                   65,900            3,555,305
  Novartis (ADR)                                    35,500            1,890,375
  Pfizer, Inc.                                      98,400            2,577,096
  Sanofi-Aventis (ADR)                              30,700            1,308,741
  Teva Pharmaceutical Industries Ltd. (ADR)         71,000            2,981,290
  Zimmer Holdings, Inc.                             17,300            1,196,814
                                                                 --------------
                                                                     31,107,690
                                                                 --------------
  INDUSTRIALS 9.6%
  Boeing Co.                                        34,500            2,507,805
  Canadian Nat'l. Railway Co.                        7,900              745,365
  Deere & Co.                                       17,500            1,334,725
  General Dynamics Corp.                            11,500            1,417,605
  General Electric Co.                             135,000            4,437,450
  Honeywell Int'l., Inc.                            71,700            2,936,115
  Northrop Grumman Corp.                            21,000            1,346,100
  Rockwell Automation, Inc.                         38,100            2,597,277
  Tyco Int'l. Ltd                                  106,100            2,736,319
  Union Pacific Corp.                               20,500            1,815,275
  United Technologies Corp.                         75,000            4,387,500
  Waste Management, Inc.                            70,800            2,354,808
                                                                 --------------
                                                                     28,616,344
                                                                 --------------
  INFORMATION TECHNOLOGY 8.1%
  Accenture Ltd.                                    28,600              934,076
  Applied Materials, Inc.                           78,500            1,439,690
* Broadcom Corp. - Class A                          29,250            1,318,883
  CA, Inc.                                          34,500              937,020
* EMC Corp.                                        137,300            1,924,946
  First Data Corp.                                  23,200            1,047,016
* Freescale Semiconductor, Inc. - Class B           52,989            1,432,822
  Int'l. Business Machines                          30,400            2,439,296
  Linear Technology                                 19,600              722,456
  Microsoft Corp.                                  150,000            4,035,000
  Motorola, Inc.                                    96,200            2,058,680
  Nokia Corp. (ADR)                                 70,000            1,300,600
* Oracle Corp.                                     101,000            1,254,420
  Qualcomm, Inc.                                    15,100              712,871
  Seagate Technology(R)                             34,300              911,351
  Texas Instruments                                 55,400            1,653,690
                                                                 --------------
                                                                     24,122,817
                                                                 --------------
  MATERIALS 2.9%
  DuPont, E.I. de Nemours & Co.                     56,400            2,269,536
  Freeport-McMoran Copper & Gold - Class B          54,100            2,739,083
  Int'l. Paper Co.                                  49,700            1,628,669
  Newmont Mining Corp.                               9,100              481,572
  Praxair, Inc.                                     29,000            1,565,420
                                                                 --------------
                                                                      8,684,280
                                                                 --------------
  TELECOMMUNICATION SERVICES 0.8%
  Sprint Nextel Corp.                               41,300              992,439
  Vodafone Group plc (ADR)                          75,000            1,449,000
                                                                 --------------
                                                                      2,441,439
                                                                 --------------
  UTILITIES 0.5%
  Entergy Corp.                                     21,800            1,580,718
                                                                 --------------
  TOTAL COMMON STOCKS
   (Cost $131,064,728)                                              186,448,773
                                                                 --------------
  WARRANTS 0.0%
  Lucent Technologies, Inc.                          3,385                1,946
  Cost ($0)
                                                                 --------------


  ------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                                 (M=$1,000)         (Note 1)
  ------------------------------------------------------------------------------
  CORPORATE SHORT-TERM NOTES 1.5%
  American Express Co.                             2,500 M       $    2,499,693
      4.42%,      03/02/06
  Prudential Funding Corp.                         2,000 M            1,999,505
      4.46%,      03/03/06
                                                                 --------------
  TOTAL CORPORTATE SHORT-TERM NOTES
  (Cost $4,499,198)                                                   4,499,198
                                                                 --------------
  TOTAL INVESTMENTS
  (Cost $243,523,252)**                                             298,578,486

  EXCESS OF LIABILITIES OVER OTHER ASSETS (0.6%)                     (1,821,268)
                                                                 --------------
  NET ASSETS                                                     $  296,757,218
                                                                 ==============

  *   Non-income producing.

  ** Cost for federal income tax purposes is substantially similar. At February 28, 2006 net unrealized appreciation for federal income tax purposes aggregated $55,055,234 of which $57,742,131 related to appreciated securities and $2,686,897 related to depreciated securities.

  (ADR) - American Depository Receipt

  (R) - Return of Capital

  See Notes to Financial Statements.

  SENTINEL CAPITAL MARKETS INCOME FUND
  INVESTMENT IN SECURITIES
  at February 28,  2006 (Unaudited)
  ------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                                 (M=$1,000)         (Note 1)
  ------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 23.1%
  FEDERAL HOME LOAN MORTGAGE CORPORATION 17.5%
  Collateralized Mortgage Obligations:
  FHR R005 AB
      5.5%,       12/15/18                         1,000 M       $      995,914
  FHR 2541 VL
      5.5%,       11/15/20                         1,000 M              983,026
  FHR 2687 PG
      5.5%,       03/15/32                         1,500 M            1,502,755
  FHR 2513 PD
      6%,         02/15/32                           982 M              992,954
  FHR 2432 PH
      6%,         03/15/32                         2,000 M            2,021,060
  FHR 2463 PG
      6%,         06/15/32                         1,000 M            1,009,666
  FHR 2485 TJ
      6%,         08/15/32                         2,500 M            2,547,432
                                                                 --------------
                                                                     10,052,807
                                                                 --------------
  Mortgage Backed Securities:
  30-Year
  FHLMC C47315
      6.5%,       08/01/29                           974 M              997,366
                                                                 --------------
  TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                       11,050,173
                                                                 --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION 2.6%
  Collateralized Mortgage Obligations:
  FNR 2002-33 Z
      6.5%,       06/25/32                         1,594 M            1,647,267
                                                                 --------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 3.0%
  Mortgage-Backed Securities:
  30-Year:
  GNMA 628416X
      6%,         03/15/24                         1,870 M            1,908,386
                                                                 --------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $14,722,254)                                                 14,605,826
                                                                 --------------
  DOMESTIC BONDS 27.3%
  BASIC INDUSTRY 3.8%
  Boise Cascade LLC                (d)
      7.475%,     10/15/12                            75 M               75,000
  Bowater, Inc.
      6.5%,       06/15/13                           125 M              114,375
  Freeport-McMoran Copper & Gold
      6.875%,     02/01/14                           200 M              202,000
  Georgia Pacific Corp.
      8.125%,     05/15/11                           250 M              261,250
  Huntsman Int'l. LLC
      11.5%,      07/15/12                           165 M              189,337
  Lyondell Chemical Co.
      9.5%,       12/15/08                            71 M               74,550
  Lyondell Chemical Co.
      10.5%,      06/01/13                           325 M              364,813
  Nova Chemicals Corp.
      6.5%,       01/15/12                           150 M              145,125
  Novelis, Inc.                    (a)
      7.25%,      02/15/15                           250 M              243,750
  Oregon Steel Mills, Inc.
      10%,        07/15/09                           225 M              240,188
  Peabody Energy Corp.
      5.875%,     04/15/16                           250 M              243,750
  United States Steel Corp.
      10.75%,     08/01/08                           130 M              144,300
  Westlake Chemical Co.
      6.625%,     01/15/16                           125 M              125,469
                                                                 --------------
                                                                      2,423,907
                                                                 --------------
  CAPITAL GOODS 2.1%
  Aviall, Inc.
      7.625%,     07/01/11                           275 M              285,312
  Case New Holland, Inc.
      9.25%,      08/01/11                           200 M              215,500
  Crown Americas LLC               (a)
      7.75%,      11/15/15                           250 M              261,875
  L-3 Communications Corp.
      6.375%,     10/15/15                           300 M              300,750
  Owens-Brockway Glass Container
      6.75%,      12/01/14                           300 M              295,500
                                                                 --------------
                                                                      1,358,937
                                                                 --------------
  CONSUMER CYCLICAL 1.9%
  Accuride Corp.
      8.5%,       02/01/15                           150 M              150,000
  FTD, Inc.
      7.75%,      02/15/14                           243 M              240,570
  General Motors Acceptance Corp.
      5.625%,     05/15/09                           250 M              226,536
  Levi Strauss & Co.
      9.75%,      01/15/15                           300 M              321,000
  Warnaco, Inc.
      8.875%,     06/15/13                           250 M              268,750
                                                                 --------------
                                                                      1,206,856
                                                                 --------------
  CONSUMER NON-CYCLICAL 0.8%
  Del Monte Corp.
      8.625%,     12/15/12                           200 M              214,000
  Del Monte Corp.
      6.75%,      02/15/15                            60 M               60,300
  Elizabeth Arden, Inc.
      7.75%,      01/15/14                           200 M              207,000
                                                                 --------------
                                                                        481,300
                                                                 --------------
  ENERGY  4.5%
  ANR Pipeline Co.
      8.875%,     03/15/10                            80 M               85,886
  Chesapeake Energy Corp.
      6.375%,     06/15/15                           100 M              100,500
  Chesapeake Energy Corp.
      6.875%,     01/15/16                           230 M              236,900
  Clayton Williams Energy, Inc.
      7.75%,      08/01/13                           150 M              148,500
  Dresser-Rand Group, Inc.         (a)
      7.375%,     11/01/14                           115 M              120,175
  El Paso Production Holdings Co.
      7.875%,     06/15/12                           325 M              346,125
  Encore Acquisition Co.
      6.25%,      04/15/14                           250 M              246,250
  Exco Resources, Inc.
      7.25%,      01/15/11                           230 M              235,750
  Gazprom O A O                    (a)
      9.625%,     03/01/13                           350 M              423,938
  Hornbeck Offshore Services, Inc. (a)
      6.125%,     12/01/14                           225 M              224,437
  Parker Drilling Co.
      9.625%,     10/01/13                            70 M               78,750
  Plains Exploration & Production Co.
      7.125%,     06/15/14                            55 M               57,612
  Targa Resources, Inc.            (a)
      8.5%,       11/01/13                           100 M              106,500
  Tesoro Corp.                     (a)
      6.625%,     11/01/15                           150 M              151,875
  Williams Cos., Inc.
      8.125%,     03/15/12                           150 M              165,000
  Williams Cos., Inc.
      7.5%,       01/15/31                           125 M              135,312
                                                                 --------------
                                                                      2,863,510
                                                                 --------------
  FINANCIAL  0.7%
  Crum & Forster Holdings Corp.
      10.375%,    06/15/13                           200 M              213,500
  Thornburg Mortgage, Inc.
      8%,         05/15/13                           250 M              248,125
                                                                 --------------
                                                                        461,625
                                                                 --------------
  FOREIGN SOVEREIGN  1.6%
  Federative Republic of Brazil
      9.25%,      10/22/10                           150 M              172,650
  Republic of Columbia
      9.75%,      04/09/11                           332 M              376,061
  Republic of Venezuela            (b)
      5.19375%,   04/20/11                           470 M              473,126
                                                                 --------------
                                                                      1,021,837
                                                                 --------------
  MEDIA  2.6%
  American Media Operations, Inc.
      10.25%,     05/01/09                           125 M              112,187
  Cablevision Systems Corp.
      8%,         04/15/12                           250 M              246,875
  Charter Communications Holdings LLC
      8.75%,      11/15/13                           250 M              245,000
  Dex Media East LLC
      9.875%,     11/15/09                           200 M              215,500
  Emmis Operating Co.              (c)
      10.36625%,  06/15/12                            26 M               25,843
  Houghton Mifflin Co.
      0%,         10/15/13                           250 M              208,750
  STEPS UP TO 11.5% BEGINNING 10/15/08
  Houghton Mifflin Co.
      8.25%,      02/01/11                           125 M              131,250
  Mediacom LLC
      9.5%,       01/15/13                           250 M              251,250
  Paxson Communications Corp.      (a)(e)
      10.77688%,  01/15/13                           200 M              194,500
                                                                 --------------
                                                                      1,631,155
                                                                 --------------
  SERVICES CYCLICAL  3.1%
  AMC Entertainment, Inc.
      9.875%,     02/01/12                           150 M              143,437
  Cinemark, Inc.
      9%,         02/01/13                           150 M              159,375
  H-Lines Finance Hldgs.
      0%,         04/01/13                           195 M              162,825
  STEPS UP TO 11% BEGINNING 04/01/08
  IMAX Corp.
      9.625%,     12/01/10                           250 M              259,375
  Isle of Capri Casinos, Inc.
      7%,         03/01/14                           125 M              125,625
  Las Vegas Sands Corp.
      6.375%,     02/15/15                           200 M              195,000
  Mandalay Resort Group
      10.25%,     08/01/07                           150 M              159,937
  MGM Mirage
      5.875%,     02/27/14                            75 M               72,656
  Sea Containers Ltd.
      10.5%,      05/15/12                            65 M               65,406
  Ship Finance Int'l. Ltd.
      8.5%,       12/15/13                           145 M              137,025
  Station Casinos, Inc.
      6.5%,       02/01/14                            75 M               75,375
  Station Casinos, Inc.
      6.875%,     03/01/16                           200 M              204,500
  Town Sports Int'l., Inc.
      9.625%,     04/15/11                           200 M              210,500
                                                                 --------------
                                                                      1,971,036
                                                                 --------------
  SERVICES NON-CYCLICAL  1.0%
  Allied Waste North American, Inc.
      5.75%,      02/15/11                           130 M              125,125
  Allied Waste North American, Inc.
      6.375%,     04/15/11                            25 M               24,750
  HCA, Inc.
      6.375%,     01/15/15                           225 M              225,772
  Universal Hospital Services
      10.125%,    11/01/11                           215 M              225,750
                                                                 --------------
                                                                        601,397
                                                                 --------------
  TECHNOLOGY  0.6%
  Northern Telecom Capital Corp.
      7.875%,     06/15/26                           150 M              143,250
  Sungard Data Systems, Inc.       (a)
      9.125%,     08/15/13                           200 M              213,750
                                                                 --------------
                                                                        357,000
                                                                 --------------
  TELECOMMUNICATIONS  2.6%
  Centennial Communications Corp.
      10.125%,    06/15/13                           250 M              275,000
  Citizens Communications Co.
      6.25%,      01/15/13                           275 M              271,219
  Dobson Communications Corp.
      8.875%,     10/01/13                           200 M              202,500
  Horizon PCS, Inc.
      11.375%,    07/15/12                            75 M               86,625
  Qwest Capital Funding, Inc.
      7%,         08/03/09                           300 M              305,250
  Rogers Wireless, Inc.
      6.375%,     03/01/14                           250 M              253,750
  Rural Cellular
      9.75%,      01/15/10                           250 M              255,000
                                                                 --------------
                                                                      1,649,344
                                                                 --------------
  UTILITIES  2.0%
  AES Corp.
      7.75%,      03/01/14                           225 M              238,781
  Dynegy, Inc.                     (a)
      10.125%,    07/15/13                           250 M              282,500
  Edison Mission Energy
      10%,        08/15/08                           125 M              136,875
  Mirant North America             (a)
      7.375%,     12/31/13                           190 M              195,937
  Orion Power Holdings, Inc.
      12%,        05/01/10                           150 M              172,500
  Reliant Energy, Inc.
      6.75%,      12/15/14                           150 M              136,312
  Tenaska, Alabama Partners        (a)
      7%,         06/30/21                            99 M              103,025
                                                                 --------------
                                                                      1,265,930
                                                                 --------------
  TOTAL DOMESTIC BONDS
  (Cost $16,991,998)                                                 17,293,834
                                                                 --------------
  DOMESTIC CONVERTIBLE BONDS 0.0%
  UTILITIES 0.0%
* Calpine Corp.                    (f)
      7.75%,      06/01/15                           200 M               28,000
  (Cost $200,000)
                                                                 --------------
  FOREIGN DENOMINATED BONDS 19.3%
  AUSTRALIA 2.8%
  Commonwealth of Australia
      7.5%,       09/15/09                       2,230,000 (A)        1,773,582
                                                                 --------------
  CANADA 2.3%
  Canada Housing Trust
      4.4%,       03/15/08                         200,000 (C)          177,150
  Canada Government
      5.25%,      06/01/12                         700,000 (C)          654,660
  Canada Government
      5%,         06/01/14                         670,000 (C)          624,746
                                                                 --------------
                                                                      1,456,556
                                                                 --------------
  DENMARK 0.9%
  Realkredit Danmark
      4%,         01/01/08                       3,525,000 (D)          569,742
                                                                 --------------
  GERMANY 4.3%
  Federal Republic of Germany
      3.5%,       10/09/09                       2,250,000 (E)        2,709,401
                                                                 --------------
  NEW ZEALAND 2.1%
  New Zealand Government
      8%,         11/15/06                       1,980,000 (Z)        1,322,402
                                                                 --------------
  NORWAY 1.1%
  Norwegian Government
      6%,         05/16/11                       4,000,000 (N)          664,011
                                                                 --------------
  RUSSIA 0.7%
  Russia Government
      3%,         05/14/08                         440,000 (R)          419,276
                                                                 --------------
  SPAIN 1.2%
  Banco Santande
      4%,         09/10/10                         600,000 (E)          732,033
                                                                 --------------
  SWEDEN 2.1%
  Sweden Government
      8%,         08/15/07                       1,600,000 (S)          218,099
  Sweden Government
      6.5%,       05/05/08                       5,000,000 (S)          681,748
  Sweden Government
      5.25%,      03/15/11                       3,275,000 (S)          453,871
                                                                 --------------
                                                                      1,353,718
                                                                 --------------
  UNITED KINGDOM 1.8%
  U. K. Treasury Stock
      4.5%,       03/07/12                         650,000 (B)        1,185,088
                                                                 --------------
  TOTAL FOREIGN DENOMINATED BONDS
  (Cost $12,186,195)                                                 12,185,809
                                                                 --------------

  (A) Principal amount denominated in Australian Dollars.
  (B) Principal amount denominated in British Pounds.
  (C) Principal amount denominated in Canadian Dollars.
  (D) Principal amount denominated in Danish Krone.
  (E) Principal amount denominated in Euro's.
  (N) Principal amount denominated in Norwegian Krone.
  (R) Principal amount denominated in Russian Ruble.
  (S) Principal amount denominated in Swedish Krona.
  (Z) Principal amount denominated in New Zealand Dollars.

  ------------------------------------------------------------------------------
                                                                     VALUE
                                                   SHARES           (Note 1)
  ------------------------------------------------------------------------------
  FOREIGN STOCKS 0.1%
  United Kingdom 0.1%
  Ladbrokes plc                                     10,000               64,726
  (Cost $64,708)
                                                                 --------------
  COMMON STOCKS 30.0%
  CONSUMER DISCRETIONARY 3.5%
  Best Buy Co., Inc.                                 1,800               96,948
  Gap, Inc.                                          9,136              169,381
  Home Depot, Inc.                                   3,418              144,069
* IMAX Corp.                                         7,302               66,448
  Lowe's Cos.,  Inc.                                 1,692              115,361
  News Corp. - Class B                              10,960              187,964
  Omnicom Group, Inc.                                2,321              185,262
  Outback Steakhouse, Inc.                           2,407              100,637
  Penney, J.C                                        3,803              223,008
  Pier 1 Imports, Inc.                              10,337              108,849
* Saks, Inc.                                        10,200              192,780
  Target Corp.                                       2,504              136,218
* Zale Corp.                                         5,145              134,027
  The Walt Disney Co.                               13,451              376,493
                                                                 --------------
                                                                      2,237,445
                                                                 --------------
  CONSUMER STAPLES 2.6%
  Albertsons Inc.                                    3,900               99,216
  Altria Group, Inc.                                 5,410              388,979
* BJ's Wholesale Club, Inc.                          5,021              158,965
  Coca-Cola Co.                                      2,500              104,925
  Diageo plc (ADR)                                   4,263              263,027
  General Mills, Inc.                                2,984              146,962
  Kimberly Clark Corp.                               2,700              159,786
  Proctor & Gamble Co.                               1,987              119,081
  Wal Mart Stores, Inc.                              4,169              189,106
                                                                 --------------
                                                                      1,630,047
                                                                 --------------
  ENERGY 3.8%
  BP "plc"-Sponsored (ADR)                           4,236              281,355
  Chevron Corp.                                      4,427              250,037
  ConocoPhillips                                     7,523              458,602
  Energy East Corp.                                  8,000              200,480
  Exxon Mobil Corp.                                  6,310              374,625
  Massey Energy Co.                                  2,426               90,247
* Nabors Industries, Inc.                            1,867              123,129
  Occidental Petroleum Corp.                         4,969              454,862
* Weatherford Int'l. Ltd.                            3,364              145,056
                                                                 --------------
                                                                      2,378,393
                                                                 --------------
  FINANCIALS 8.4%
  A.G. Edwards, Inc.                                 3,524              157,523
  Allstate Corp.                                     3,734              204,549
  American Int'l. Group                              8,560              568,042
  Ameriprise Financial, Inc.                         2,400              109,152
  Assured Guaranty Ltd.                              4,050              106,920
  Bank of America Corp.                             10,708              490,962
  Bank of New York, Inc.                             2,201               75,362
  Citigroup, Inc.                                   11,620              538,819
  Countrywide Financial Corp.                        3,229              111,336
  Everest Re Group Ltd.                              1,509              149,451
  Freddie Mac                                        3,161              213,020
  Genworth Financial, Inc. - Class A                 3,500              111,370
  Golden West Financial Corp.                        2,047              145,398
  Goldman Sachs Group, Inc.                          1,025              144,822
  Hartford Financial Services                        1,382              113,849
  JP Morgan Chase                                    7,897              324,883
  Loews Corp.                                        1,123              103,608
  March & McLennan Cos., Inc.                        7,792              240,851
  Merrill Lynch                                      3,202              247,226
  Morgan Stanley                                     3,418              203,918
  PNC Financial Group, Inc.                          6,056              426,040
  St. Paul Travelers Cos., Inc.                      3,300              141,834
  SunTrust Banks, Inc.                               1,282               92,778
  Wells Fargo & Co.                                  4,263              273,685
                                                                 --------------
                                                                      5,295,398
                                                                 --------------
  HEALTH CARE 2.5%
* Amgen, Inc.                                        2,000              150,980
  Baxter Int'l., Inc.                                3,915              148,183
  Cardinal Health, Inc.                              1,500              108,900
* Caremark Rx, Inc.                                  2,000               99,500
  Johnson & Johnson                                  3,244              187,017
  Merck & Co., Inc.                                  5,072              176,810
  Pfizer, Inc.                                      17,012              445,544
* Wellpoint, Inc.                                    2,289              175,772
  Wyeth                                              1,983               98,753
                                                                 --------------
                                                                      1,591,459
                                                                 --------------
  INDUSTRIALS 2.2%
  Deere & Co.                                        2,467              188,158
  General Electric Co.                               9,087              298,690
  Laidlaw Int'l., Inc.                               6,691              184,672
  Lockheed Martin                                    3,037              221,306
  Pall Corp.                                         5,448              160,280
  United Technologies, Inc.                          3,158              184,743
  Tyco Int'l. Ltd.                                   6,766              174,495
                                                                 --------------
                                                                      1,412,344
                                                                 --------------
  INFORMATION TECHNOLOGY 2.3%
  Accenture Ltd.                                     2,407               78,613
* Affiliated Computer Services                       4,748              298,744
* Altera Corp.                                       5,301              106,232
* Dell, Inc.                                         9,700              281,300
  Hewlett Packard                                    6,626              217,399
  Microsoft Corp.                                    6,762              181,898
  Motorola, Inc.                                     8,630              184,682
* Oracle Corp.                                       9,624              119,530
                                                                 --------------
                                                                      1,468,398
                                                                 --------------
  MATERIALS 2.1%
  Air Products & Chemicals, Inc.                     2,033              130,437
  Alcoa, Inc.                                        7,918              232,156
  Dow Chemical Co.                                   2,286               98,367
  Ecolab, Inc.                                       2,780              100,608
  E.ON ag (ADR)                                      4,000              148,160
  Freeport-McMoran Copper & Gold                     3,575              181,002
  PPG Industries, Inc.                               2,124              128,778
  Weyerhaeuser Co.                                   4,556              311,129
                                                                 --------------
                                                                      1,330,637
                                                                 --------------
  TELECOMMUNICATION SERVICES 1.6%
  Alltel Corp.                                       3,446              217,615
  A T & T, Inc.                                      4,630              127,742
  BellSouth Corp.                                    7,437              234,860
  Chunghwa Telecom Co.                               5,000               94,500
  Sprint Corp. - FON Group                          10,074              242,078
  Verizon Communications                             3,500              117,950
                                                                 --------------
                                                                      1,034,745
                                                                 --------------
  UTILITIES 1.0%
  Entergy Corp.                                      1,840              133,418
  FirstEnergy Corp.                                  2,010              102,671
  FPL Group, Inc.                                    4,639              194,513
  TXU Corp.                                          4,146              217,209
                                                                 --------------
                                                                        647,811
                                                                 --------------
  TOTAL COMMON STOCKS
   (Cost $16,603,873)                                                19,026,677
                                                                 --------------
  CONVERTIBLE PREFERRED STOCKS 0.2%
  ENERGY 0.2%
  Amerada Hess Corp.
   (Cost $126,250)                                   1,000              138,310
                                                                 --------------

  ------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                                 (M=$1,000)         (Note 1)
  ------------------------------------------------------------------------------

  REPURCHASE AGREEMENTS 0.0%
  Repurchase agreement with State Street Bank and Trust Co.
  dated 02/28/06 at 1.4% to be repurchased at $16,339 on
  03/01/2006, collateralized by a $20,499 US Treasury Note
  9.25%, due 02/15/16
  (Cost $16,339)                                      16 M               16,339
                                                                 --------------
  TOTAL INVESTMENTS
  (Cost $60,911,617)**                                               63,359,521

  EXCESS OF LIABILITIES OVER OTHER ASSETS 0.0%                          (15,949)
                                                                 --------------
  NET ASSETS                                                     $   63,343,572
                                                                 ==============

  (a) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATIONS, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT FEBRUARY 28, 2006, THE MARKET VALUE OF RULE 144A SECURITIES AMOUNTED TO $2,522,262 OR 4.0% OF NET ASSETS.

  (b) REPUBLIC OF VENEZUELA HAS A VARIABLE INTEREST RATE THAT FLOATS QUARTERLY ON THE 22ND OF JANURARY, APRIL, JULY, AND OCTOBER. THE INTEREST RATE IS BASED ON THE 3-MONTH LIBOR RATE PLUS 1%.

  (c) EMMIS OPERATING CO. HAS A VARIABLE INTEREST RATE THAT FLOATS QUARTERLY ON 15TH OF MARCH, JUNE, SEPTEMBER, AND DECEMBER. THE INTEREST RATE IS BASED ON THE 3-MONTH LIBOR RATE PLUS 5.875%.

  (d) BOISE CASCADE LLC HAS A VARIABLE INTEREST RATE THAT FLOATS QUARTERLY ON 15TH OF JANUARY, APRIL, JULY, AND OCTOBER. THE INTEREST RATE IS BASED ON THE 3-MONTH LIBOR RATE PLUS 2.875%.

  (e) PAXSON COMMUNICATIONS HAS A VARIABLE INTEREST RATE THAT FLOATS QUARTERLY ON 15TH OF JANUARY, APRIL, JULY, AND OCTOBER. THE INTEREST RATE IS BASED ON THE 3-MONTH LIBOR RATE PLUS 6.25%.

  (f) BOND IN DEFAULT AND ILLIQUID. AT FEBRUARY 28, 2006, DEFAULTED AND ILLIQUID SECURITIES AMOUNTED TO $28,000 OR 0.0% OF NET ASSETS.

  *   NON-INCOME PRODUCING.

  ** COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY SIMILAR. AT FEBRUARY 28, 2006 NET UNREALIZED APPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED $2,447,904 OF WHICH $3,519,861 RELATED TO APPRECIATED SECURITIES AND $1,071,957 RELATED TO DEPRECIATED SECURITIES.

  (ADR) - AMERICAN DEPOSITORY RECEIPT

  SEE NOTES TO FINANCIAL STATEMENTS.

  SENTINEL CAPITAL OPPORTUNITY FUND
  INVESTMENT IN SECURITIES
  at February 28, 2006 (Unaudited)
  ------------------------------------------------------------------------------
                                                                     VALUE
                                                   SHARES           (Note 1)
  ------------------------------------------------------------------------------
  COMMON STOCKS 99.0%
  CONSUMER DISCRETIONARY 11.5%
* Bed Bath & Beyond, Inc.                           19,700       $      709,988
  Best Buy Co., Inc.                                 4,505              242,639
  Borg Warner, Inc.                                  6,800              379,236
* Comcast Corp.- Class A                             8,700              233,421
* Comcast Corp. - Class A (Non Voting)              16,900              452,075
* Ebay, Inc.                                        25,800            1,033,548
  Hilton Hotels Corp.                               17,400              421,080
  Home Depot, Inc.                                  42,640            1,797,276
  Leggett & Platt, Inc.                             15,300              359,244
  Lowe's Cos., Inc.                                 17,800            1,213,604
  Marriott Int'l., Inc. - Class A                    5,500              376,200
  Staples, Inc.                                     36,100              885,894
  Target Corp.                                      17,040              926,976
  TJX Cos., Inc.                                    13,740              336,493
                                                                 --------------
                                                                      9,367,674
                                                                 --------------
  CONSUMER STAPLES 14.3%
  Altria Group, Inc.                                23,900            1,718,410
  Coca-Cola Co.                                     40,045            1,680,688
  Costco Wholesale Corp.                             4,640              237,939
  CVS Corp.                                         25,900              733,747
  PepsiCo, Inc.                                     31,554            1,865,157
  Procter & Gamble Co.                              48,070            2,880,835
  Walgreen Co.                                      11,786              528,720
  Wal-Mart Stores, Inc.                             38,521            1,747,313
  Wrigley (Wm.) Jr. Co.                              3,500              222,390
                                                                 --------------
                                                                     11,615,199
                                                                 --------------
  ENERGY 4.2%
  Baker Hughes, Inc.                                 8,300              564,151
  Ensco Int'l., Inc.                                16,000              715,040
  Exxon Mobil Corp.                                  6,200              368,094
  Murphy Oil Corp.                                   4,000              187,480
  Schlumberger Ltd.                                 11,500            1,322,500
* Weatherford Int'l., Ltd.                           5,600              241,472
                                                                 --------------
                                                                      3,398,737
                                                                 --------------
  FINANCIALS  5.8%
  American Int'l. Group                              9,300              617,148
  American Express Co.                              25,800            1,390,104
  Citigroup, Inc.                                   18,700              867,119
* E*TRADE Financial Corp.                           21,700              555,086
  J.P. Morgan Chase & Co.                            7,800              320,892
  Progressive Corp.                                  4,600              494,270
  SLM Corp.                                          9,404              530,480
                                                                 --------------
                                                                      4,775,099
                                                                 --------------
  HEALTH CARE 20.1%
  Abbott Labs                                       24,335            1,075,120
* Amdocs Ltd.                                        9,900              327,888
* Amgen, Inc.                                       22,558            1,702,903
  Beckman Coulter, Inc.                              8,800              474,760
* Boston Scientific Corp.                            8,600              210,012
  Bristol-Myers Squibb Co.                          36,118              834,326
* Caremark Rx, Inc.                                 11,200              557,200
* Endo Pharmaceuticals Holdings, Inc.               17,600              554,752
* Genzyme Corp.                                      2,900              201,086
* Gilead Sciences, Inc.                              5,200              323,804
  Johnson & Johnson                                 45,590            2,628,264
* Laboratory Corp. of America Holdings              12,300              714,753
  Lilly, Eli & Co.                                  20,660            1,149,109
  Medtronic, Inc.                                   21,728            1,172,226
  Pfizer, Inc.                                      32,700              856,413
  Schering Plough Corp.                             16,900              312,650
* St. Jude Medical, Inc.                             9,000              410,400
  Teva Pharmaceutical Industries Ltd. (ADR)         19,000              797,810
  UnitedHealth Group, Inc.                          22,080            1,285,718
  Wyeth                                             15,400              766,920
                                                                 --------------
                                                                     16,356,114
                                                                 --------------
  INDUSTRIALS 15.6%
  3M Co.                                             8,900              654,951
  Boeing Co.                                        21,000            1,526,490
  Caterpillar, Inc.                                  7,900              577,332
  Emerson Electric Co.                               4,800              392,688
  General Dynamics Corp.                             3,100              382,137
  General Electric Co.                             143,285            4,709,778
  Goodrich Corp.                                     6,800              284,512
  Honeywell Int'l., Inc.                             5,600              229,320
  Lockheed Martin Corp.                              4,700              342,489
  Pitney Bowes, Inc.                                 6,700              286,358
  Republic Services, Inc.                           10,670              414,743
  Tyco Int'l. Ltd                                   13,100              337,849
  United Parcel Service, Inc. - Class B             12,800              956,288
  United Technologies Corp.                         27,900            1,632,150
                                                                 --------------
                                                                     12,727,085
                                                                 --------------
  INFORMATION TECHNOLOGY  25.2%
* Advanced Micro Devices, Inc.                      10,300              398,301
* Apple Computer, Inc.                              14,200              973,268
  Automatic Data Processing, Inc.                    6,763              312,383
* Broadcom Corp. - Class A                          17,310              780,508
* CheckFree Corp.                                   11,400              563,844
* Cisco Systems, Inc.                               96,870            1,960,649
* Cognizant Technology Solutions - Class A           7,900              455,119
* Corning, Inc.                                     11,600              283,156
* Dell, Inc.                                        14,883              431,607
* EMC Corp.                                         58,400              818,768
  First Data Corp.                                   9,000              406,170
* Fiserv, Inc.                                      13,540              561,910
  Intel Corp.                                       65,608            1,351,525
  Int'l. Business Machines                          23,304            1,869,913
* Jabil Circuit, Inc.                               11,900              450,415
  Maxim Integrated Products, Inc.                   15,390              601,595
  Microchip Technology, Inc.                         6,800              239,360
  Microsoft Corp.                                  129,286            3,477,793
* Network Appliance, Inc.                           11,600              384,656
* Oracle Corp.                                      94,048            1,168,076
  Qualcomm, Inc.                                    28,116            1,327,356
  Texas Instruments                                 42,770            1,276,685
* Yahoo!, Inc.                                      15,060              482,824
                                                                 --------------
                                                                     20,575,881
                                                                 --------------
  MATERIALS 2.3%
  DuPont, E.I. de Nemours & Co.                     17,400              700,176
  Freeport-McMoran Copper & Gold - Class B           5,000              253,150
  Praxair, Inc.                                     16,800              906,864
                                                                 --------------
                                                                      1,860,190
                                                                 --------------
  TOTAL COMMON STOCKS
  (Cost $70,631,925)**                                               80,675,979

  EXCESS OF OTHER ASSETS OVER LIABILITIES 1.0%                          811,001
                                                                 --------------
  NET ASSETS                                                     $   81,486,980
                                                                 ==============

  *   Non-income producing.

  ** Cost for federal income tax purposes is substantially similar. At February 28, 2006 net unrealized appreciation for federal income tax purposes aggregrated $10,044,054 of which $ 13,114,235 related to appreciated securities and $ 3,070,181 related to depreciated securities.

  See notes to financial statements.

  SENTINEL COMMON STOCK FUND
  INVESTMENT IN SECURITIES
  at February 28, 2006 (Unaudited)
  ------------------------------------------------------------------------------
                                                                     VALUE
                                                   SHARES           (Note 1)
  ------------------------------------------------------------------------------
  COMMON STOCKS 98.2%
  CONSUMER DISCRETIONARY 8.2%
   Carnival Corp.                                  100,600       $    5,195,990
*  Comcast Corp. - Class A                         554,200           14,824,850
   Gap, Inc.                                       265,000            4,913,100
   Grupo Televisa, S.A. (ADR)                       84,400            6,622,024
   Hilton Hotels Corp.                             310,000            7,502,000
   McDonald's Corp.                                269,400            9,404,754
   McGraw-Hill Cos., Inc.                          183,800            9,757,942
   Staples, Inc.                                   375,000            9,202,500
   Time Warner, Inc.                             1,143,300           19,790,523
   TJX Cos., Inc.                                  256,700            6,286,583
                                                                 --------------
                                                                     93,500,266
                                                                 --------------
  CONSUMER STAPLES 10.1%
   Altria Group, Inc.                              255,400           18,363,260
   Coca-Cola Co.                                    82,500            3,462,525
   CVS Corp.                                       200,000            5,666,000
   Diageo plc (ADR)                                171,900           10,606,230
   Kellogg Co.                                     156,300            6,925,653
   Kimberly-Clark Corp.                            240,000           14,203,200
   PepsiCo, Inc.                                   308,100           18,211,791
   Procter & Gamble Co.                            320,975           19,236,032
   Wal-Mart Stores, Inc.                           173,400            7,865,424
   Wrigley (Wm.) Jr. Co.                           168,900           10,731,906
                                                                 --------------
                                                                    115,272,021
                                                                 --------------
  ENERGY 12.3%
   Chevron Corp.                                   338,200           19,101,536
   EOG Resources, Inc.                             145,000            9,773,000
   Exxon Mobil Corp.                               500,000           29,685,000
   GlobalSantaFe Corp.                             181,100           10,022,074
   Murphy Oil Corp.                                 55,400            2,596,598
   Noble Energy, Inc.                              224,900            9,454,796
*  Pride Int'l., Inc.                              349,000           10,808,530
   Schlumberger Ltd.                               303,400           34,891,000
*  Weatherford Int'l., Ltd.                        330,000           14,229,600
                                                                 --------------
                                                                    140,562,134
                                                                 --------------
  FINANCIALS 17.1%
   American Express Co.                            253,300           13,647,804
   American Int'l. Group                           232,900           15,455,244
   Ameriprise Financial, Inc.                       50,660            2,304,017
   Bank of America Corp.                           544,152           24,949,369
   Bank of New York, Inc.                          271,800            9,306,432
   Citigroup, Inc.                                 575,000           26,662,750
   Goldman Sachs Group, Inc.                        60,600            8,562,174
   J.P. Morgan Chase & Co.                         330,000           13,576,200
   Mellon Financial Corp.                          312,000           11,260,080
   Merrill Lynch & Co., Inc.                       140,000           10,809,400
   Morgan Stanley                                  154,300            9,205,538
   PNC Financial Services Group, Inc.               75,000            5,276,250
   St. Paul Travelers Cos., Inc.                   275,000           11,819,500
   U.S. Bancorp                                    400,000           12,364,000
   Wachovia Corp.                                  143,800            8,062,866
   Wells Fargo & Co.                               188,300           12,088,860
                                                                 --------------
                                                                    195,350,484
                                                                 --------------
  HEALTH CARE 16.2%
*  Amgen, Inc.                                     176,300           13,308,887
   Baxter Int'l., Inc.                             268,000           10,143,800
   Bristol-Myers Squibb Co.                        298,100            6,886,110
   Cigna Corp.                                      45,100            5,536,025
   GlaxoSmithKline plc (ADR)                       207,100           10,524,822
   Guidant Corp.                                    40,800            3,131,808
   HCA, Inc.                                       246,200           11,792,980
   Johnson & Johnson                               439,100           25,314,115
*  Laboratory Corp. of America Holdings            186,700           10,849,137
   Lilly, Eli & Co.                                115,000            6,396,300
*  Medco Health Solutions, Inc.                    119,924            6,682,165
   Medtronic, Inc.                                 413,400           22,302,930
   Novartis (ADR)                                  220,400           11,736,300
   Pfizer, Inc.                                    464,300           12,160,017
   Sanofi-Aventis (ADR)                            193,400            8,244,642
   Teva Pharmaceutical Industries Ltd. (ADR)       290,800           12,210,692
*  Zimmer Holdings, Inc.                           111,100            7,685,898
                                                                 --------------
                                                                    184,906,628
                                                                 --------------
  INDUSTRIALS 14.8%
   Boeing Co.                                      139,000           10,103,910
   Canadian Nat'l. Railway Co.                      49,400            4,660,890
   Deere & Co.                                      98,300            7,497,341
   General Dynamics Corp.                           72,400            8,924,748
   General Electric Co.                            825,000           27,117,750
   Honeywell Int'l., Inc.                          449,300           18,398,835
   Northrop Grumman Corp.                          131,900            8,454,790
   Rockwell Automation, Inc.                       226,500           15,440,505
   Tyco Int'l. Ltd                                 675,100           17,410,829
   Union Pacific Corp.                             131,600           11,653,180
   United Technologies Corp.                       450,000           26,325,000
   Waste Management, Inc.                          380,000           12,638,800
                                                                 --------------
                                                                    168,626,578
                                                                 --------------
  INFORMATION TECHNOLOGY 12.8%
   Accenture Ltd.                                  180,000            5,878,800
   Applied Materials, Inc.                         479,800            8,799,532
*  Broadcom Corp. - Class A                        181,050            8,163,545
   CA,  Inc.                                       212,100            5,760,636
*  EMC Corp.                                       771,500           10,816,430
   First Data Corp.                                143,100            6,458,103
*  Freescale Semiconductor, Inc. - Class B         336,928            9,110,533
   Int'l. Business Machines                        192,200           15,422,128
   Linear Technology                               125,400            4,622,244
   Microsoft Corp.                                 925,000           24,882,500
   Motorola, Inc.                                  606,200           12,972,680
   Nokia Corp. (ADR)                               440,000            8,175,200
*  Oracle Corp.                                    648,100            8,049,402
   Seagate Technology(R)                           225,000            5,978,250
   Texas Instruments                               351,200           10,483,320
                                                                 --------------
                                                                    145,573,303
                                                                 --------------
  MATERIALS 4.8%
   DuPont, E.I. de Nemours & Co.                   353,500           14,224,840
   Freeport-McMoran Copper & Gold - Class B        347,700           17,604,051
   Int'l. Paper Co.                                308,500           10,109,545
   Newmont Mining Corp.                             57,200            3,027,024
   Praxair, Inc.                                   182,800            9,867,544
                                                                 --------------
                                                                     54,833,004
                                                                 --------------
  TELECOMMUNICATION SERVICES 1.0%
   Sprint Nextel Corp.                             245,200            5,892,156
   Vodafone Group plc (ADR)                        305,000            5,892,600
                                                                 --------------
                                                                     11,784,756
                                                                 --------------
  UTILITIES 0.9%
   Entergy Corp.                                   133,800            9,701,838
                                                                 --------------
  TOTAL COMMON STOCKS
  (Cost $751,736,971)                                             1,120,111,012
                                                                 --------------
  WARRANTS 0.0%
*  Lucent Technologies, Inc.                        23,806               13,688
   (Cost $0)
                                                                 --------------

  ------------------------------------------------------------------------------
                                                  PRINCIPAL
                                                    AMOUNT             VALUE
                                                  (M=$1,000)          (Note 1)
  ------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS  1.4%
  Federal Home Loan Bank
      4.25%,      03/02/06                         7,500 M            7,499,115
  Federal Home Loan Bank
      4.27%,      03/03/06                         8,000 M            7,998,102
                                                                 --------------
  TOTAL CORPORATE SHORT-TERM NOTES
  (Cost $15,497,217)                                                 15,497,217
                                                                 --------------
  TOTAL INVESTMENTS
  (Cost $767,234,188)**                                           1,135,621,917

  EXCESS OF OTHER ASSETS OVER LIABILITIES 0.4%                        4,756,300
                                                                 --------------
  NET ASSETS                                                     $1,140,378,217
                                                                 ==============

  *   Non-income producing.

  ** Cost for federal income tax purposes is substantially similar. At February 28, 2006 unrealized appreciation for federal income tax purposes aggregated $368,387,729 of which $377,733,014 related to appreciated securities and $9,345,285 related to depreciated securities.

  (ADR) - American Depository Receipt

  (R) - Return of Capital

  See Notes to Financial Statements.

  SENTINEL GOVERNMENT SECURITIES FUND
  INVESTMENT IN SECURITIES
  at February 28, 2006 (Unaudited)
  ------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                                 (M=$1,000)         (Note 1)
  ------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 99.3%
  FEDERAL HOME LOAN MORTGAGE CORPORATION 63.4%
  Collateralized Mortgage Obligations:
  FHR 2399 PG
      6%,         01/15/17                         2,000 M       $    2,053,120
  FHR 2430 UD
      6%,         03/15/17                        10,580 M           10,923,644
  FHR 2541 VL
      5.5%,       11/15/20                         7,000 M            6,951,180
  FHR 2564 VB
      5.5%,       01/15/21                        11,600 M           11,642,428
  FHR 2594 VU
      5.5%,       03/15/21                        12,000 M           11,996,170
  FHR 3061 KG
      5.5%,       04/15/31                         4,000 M            3,998,200
  FHR 2319 PZ
      6.5%,       05/15/31                         4,082 M            4,208,665
  FHR 2359 PZ
      6.5%,       09/15/31                         7,057 M            7,245,389
  FHR 2687 PG
      5.5%,       03/15/32                        10,000 M           10,018,366
  FHR 2432 PH
      6%,         03/15/32                        13,026 M           13,154,957
  FHR 2463 PG
      6%,         06/15/32                        15,000 M           15,135,600
  FHR 2485 TJ
      6%,         08/15/32                         5,201 M            5,295,950
  FHR 2489 PE
      6%,         08/15/32                         7,300 M            7,386,797
  FHR 2535 PC
      6%,         09/15/32                        10,000 M           10,116,300
  FHR 2454 BK
      6.5%,       05/15/32                        10,000 M           10,354,000
                                                                 --------------
                                                                    130,480,766
                                                                 --------------
  Mortgage-Backed Securities:
  30-Year:
  FHLMC 252153
      11%,        11/01/09                             694                  747
  FHLMC 170141
      11%,        09/01/15                             4 M                4,391
  FHLMC 170147
      11%,        11/01/15                             3 M                3,441
  FHLMC 360017
      11%,        11/01/17                             1 M                1,416
  FHLMC 544457
      11%,        12/01/17                             9 M                9,794
                                                                 --------------
                                                                         19,789
                                                                 --------------
  TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                      130,500,555
                                                                 --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION 11.9%
  Collateralized Mortgage Obligations:
  FNR 98-61 PL
      6%,         11/25/28                         4,487 M            4,541,313
  FNR 05-112 NC
      6%,         10/25/32                         8,000 M            8,126,240
  FNR 02-33 Z
      6.5%,       06/25/32                         7,631 M            7,881,002
                                                                 --------------
                                                                     20,548,555
                                                                 --------------
  Mortgage-Backed Securities:
  10-Year:
  FNMA 511845
      8.5%,       05/01/10                             6 M                6,540
  FNMA 556247
      7%,         10/01/10                           110 M              114,087
                                                                 --------------
                                                                        120,627
                                                                 --------------
  20- Year:
  FNMA 251808
      10%,        04/01/18                            21 M               22,431
  FNMA 252206
      6%,         01/01/19                            66 M               67,415
  FNMA 573745
      6.5%,       08/01/20                           107 M              110,684
  FNMA 758564
      6%,         09/01/24                         1,004 M            1,019,504
                                                                 --------------
                                                                      1,220,034
                                                                 --------------
  30-Year:
  FNMA 2109
      9.25%,      10/01/09                            23 M               23,967
  FNMA 426830
      8%,         11/01/24                           115 M              123,470
  FNMA 738887
      5.5%,       10/01/33                         1,060 M            1,052,515
  FNMA 748895
      6%,         12/01/33                         1,434 M            1,445,990
                                                                 --------------
                                                                      2,645,942
                                                                 --------------
  TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                        24,535,158
                                                                 --------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 24.0%
  Collateralized Mortgage Obligations:
  GNR 98-9 ZA
      6.5%,       04/20/28                         3,729 M            3,863,594
  GNR 03-12 PE
      5.5%,       12/16/31                        10,000 M            9,948,700
  GNR 03-34 PC
      5.5%,       02/16/32                        10,500 M           10,460,310
  GNR 02-88 LE
      5.5%,       02/20/32                        10,000 M           10,109,500
  GNR 03-75 JC
      6%,         08/20/32                        11,036 M           11,204,078
                                                                 --------------
                                                                     45,586,182
                                                                 --------------
  Mortgage-Backed Securities:
  15-Year:
  GNMA II 3197
      7%,         02/20/17                           100 M              103,708
                                                                 --------------
  20-Year:
  GNMA 623177
      6.5%,       08/15/23                           696 M              725,994
  GNMA 608728X
      6.5%,       11/15/25                         1,082 M            1,130,508
                                                                 --------------
                                                                      1,856,502
                                                                 --------------
  30-Year:
  GNMA 102852
      13%,        10/15/13                              56                   56
  GNMA 506805
      6.5%,       06/15/29                           513 M              535,792
  GNMA 606242
      6%,         04/15/34                         1,296 M            1,323,185
                                                                 --------------
                                                                      1,859,033
                                                                 --------------
  TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                     49,405,425
                                                                 --------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $204,775,459)*                                              204,441,138
  EXCESS OF OTHER ASSETS OVER LIABILITIES 0.7%                        1,341,255
                                                                 --------------
  NET ASSETS                                                     $  205,782,393
                                                                 ==============

  * Cost for federal income tax purposes is substantially similar At February 28, 2006 unrealized depreciation for federal income tax purposes aggregated $334,321 of which $680,679 related to appreciated securities and $1,015,000 related to depreciated securities.

  See Notes to Financial Statements.

  SENTINEL HIGH YIELD BOND FUND
  INVESTMENT IN SECURITIES
  at February 28, 2006 (Unaudited)
  ------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                                 (M=$1,000)         (Note 1)
  ------------------------------------------------------------------------------
  BONDS 91.4%
  BASIC INDUSTRY 10.1%
  Arch Western Finance LLC                           615 M       $      619,613
      6.75%,      07/01/13
  Boise Cascade LLC (b)                              450 M              450,000
      7.475%,     10/15/12
  Boise Cascade LLC                                  425 M              405,875
      7.125%,     10/15/14
  Foundation PA Coal Co.                             990 M            1,019,700
      7.25%,      08/01/14
  Freeport-McMoran Copper & Gold                     775 M              838,937
      10.125%,    02/01/10
  Freeport-McMoran Copper & Gold                     410 M              414,100
      6.875%,     02/01/14
  Georgia-Pacific Corp.                            1,000 M            1,045,000
      8.125%,     05/15/11
  Lyondell Chemical Co.                            1,000 M            1,122,500
      10.5%,      06/01/13
  Massey Energy Co.                                1,000 M            1,027,500
      6.625%,     11/15/10
  Novelis, Inc. (a)                                1,410 M            1,374,750
      7.25%,      02/15/15
  Peabody Energy Corp.                               555 M              573,037
      6.875%,     03/15/13
  Peabody Energy Corp.                               615 M              599,625
      5.875%,     04/15/16
  PQ Corp. (a)                                       975 M              940,875
      7.5%,       02/15/13
  United States Steel Corp.                          782 M              868,020
      10.75%,     08/01/08
                                                                 --------------
                                                                     11,299,532
                                                                 --------------
  CAPITAL GOODS 5.4%
  Dresser, Inc.                                      750 M              789,375
      9.375%,     04/15/11
  DRS Technologies, Inc.                           1,000 M            1,032,500
      7.625%,     02/01/18
  Graham Packaging Co. LP                          1,600 M            1,632,000
      9.875%,     10/15/14
  L-3 Communications Corp.                           925 M              927,312
      6.375%,     10/15/15
  Moog, Inc.                                         590 M              587,050
      6.25%,      01/15/15
  Owens-Brockway Glass Container                   1,000 M            1,047,500
      8.25%,      05/15/13
                                                                 --------------
                                                                      6,015,737
                                                                 --------------
  CONSUMER CYCLICAL 13.3%
  Carrols Corp.                                    2,000 M            2,035,000
      9%,         01/15/13
  Commercial Vehicle Group, Inc.                     475 M              475,000
      8%,         07/01/13
  Finlay Fine Jewelry                              1,500 M            1,342,500
      8.3750%,    06/01/12
  General Motors Acceptance Corp.                  4,000 M            3,660,000
      8%,         11/01/31
  Kellwood Co.                                     1,500 M            1,494,375
      7.875%,     07/15/09
  Levi, Strauss & Co.                                775 M              829,250
      9.75%,      01/15/15
  Mothers Work, Inc.                               1,650 M            1,691,250
      11.25%,     08/01/10
  Petco Animal Supplies                            1,000 M            1,082,500
      10.75%,     11/01/11
  Tenneco Automotive, Inc.                           500 M              556,250
      10.25%,     07/15/13
  United Auto Group, Inc.                          1,000 M            1,077,500
      9.625%,     03/15/12
  Warnaco, Inc.                                      600 M              645,000
      8.875%,     06/15/13
                                                                 --------------
                                                                     14,888,625
                                                                 --------------
  CONSUMER NON-CYCLICAL 3.7%
  Alltrista Corp.                                  1,300 M            1,339,000
      9.75%,      05/01/12
  Amscan Hldgs., Inc.                              3,150 M            2,756,250
      8.75%,      05/01/14
                                                                 --------------
                                                                      4,095,250
                                                                 --------------
  ENERGY 11.1%
  Atlas Pipeline Partners (a)                      1,000 M            1,045,000
      8.125%,     12/15/15
  Chesapeake Energy Corp.                            675 M              678,375
      6.375%,     06/15/15
  Chesapeake Energy Corp.                          1,595 M            1,642,850
      6.875%,     01/15/16
  Dresser-Rand Group, Inc. (a)                       674 M              704,330
      7.375%,     11/01/14
  El Paso Corp.                                    1,000 M            1,065,000
      7.875%,     06/15/12
  El Paso Production Holdings Co.                  1,000 M            1,060,000
      7.75%,      06/01/13
  Pacific Energy Partners                          1,500 M            1,500,000
      6.25%,      09/15/15
  Parker Drilling Co.                              1,420 M            1,597,500
      9.625%,     10/01/13
  Williams Clayton Energy, Inc.                      860 M              851,400
      7.75%,      08/01/13
  Williams Cos., Inc.                              1,200 M            1,320,000
      8.125%,     03/15/12
  Williams Cos., Inc.                                875 M              947,187
      7.5%,       01/15/31
                                                                 --------------
                                                                     12,411,642
                                                                 --------------
  INSURANCE 0.9%
  Unumprovident Financial Co. (a)                  1,000 M            1,041,250
      6.85%,      11/15/15
                                                                 --------------
  MEDIA 6.2%
  Echostar DBS Corp. (a)                           1,500 M            1,492,500
      7.125%,     02/01/16
  Emmis Communications Corp.(c)                      154 M              155,057
      10.36625%,  06/15/12
  Emmis Operating Co.                                860 M              847,100
      6.875%,     05/15/12
  Houghton Mifflin Co.                               775 M              813,750
      8.25%,      02/01/11
  LIN Television Corp.                               500 M              476,875
      6.5%,       05/15/13
  LIN Television Corp.                               850 M              810,688
      6.5%,       05/15/13
  Sinclair Broadcast Group, Inc.                     875 M              897,969
      8%,         03/15/12
  Videotron LTEE (a)                               1,500 M            1,492,500
      6.375%,     12/15/15
                                                                 --------------
                                                                      6,986,439
                                                                 --------------
  SERVICES CYCLICAL 14.1%
  AMC Entertainment, Inc.                          1,200 M            1,147,500
      9.875%,     02/01/12
  Boyd Gaming Corp.                                1,500 M            1,526,250
      7.125%,     02/01/16
  Corrections Corp. America                        1,250 M            1,246,875
      6.25%,      03/15/13
  Gulfmark Offshore, Inc.                            500 M              522,500
      7.75%,      07/15/14
  Herbst Gaming, Inc.                                925 M              929,625
      7%,         11/15/14
  Hertz Corp. (a)                                  1,000 M            1,050,000
      8.875%,     01/01/14
  Host Marriott LP                                 1,000 M            1,037,500
      7.125%,     11/01/13
  Intrawest Corp.                                    875 M              894,687
      7.5%,       10/15/13
  Las Vegas Sands Corp.                              755 M              736,125
      6.375%,     02/15/15
  Marquee Hldgs., Inc.                             1,500 M              924,375
      0%, Due 08/15/14
      Steps up to 12% Beginning 08/15/09
  MGM Mirage                                         550 M              532,813
      5.875%,     02/27/14
  Nationsrent Cos., Inc.                           1,000 M            1,101,250
      9.5%,       10/15/10
  Overseas Shipholding Group, Inc.                   750 M              803,438
      8.25%,      03/15/13
  Ship Finacial Int'l. Ltd.                          865 M              817,425
      8.5%,       12/15/13
  Trump Entertainment Resorts Hldgs.               1,500 M            1,503,750
      8.5%,       06/01/15
  United Rentals North America, Inc.               1,000 M            1,008,750
      7.75%,      11/15/13
                                                                 --------------
                                                                     15,782,863
                                                                 --------------
  SERVICES NON-CYCLICAL 6.8%
  Allied Waste North American, Inc.                  875 M              842,188
      5.75%,      02/15/11
  Allied Waste North American, Inc.                  125 M              123,750
      6.375%,     04/15/11
  Carriage Services, Inc.                            705 M              727,913
      7.875%,     01/15/15
  HCA, Inc.                                        1,000 M            1,001,250
      6.3%,       10/01/12
  HCA, Inc.                                        1,085 M            1,042,956
      5.75%,      03/15/14
  Iasis Capital LLC                                  565 M              576,300
      8.75%,      06/15/14
  Omega Healthcare Investments, Inc.                 175 M              178,281
      7%,         04/01/14
  Omega Healthcare Investments, Inc. (a)           1,000 M            1,007,500
      7%,         01/15/16
  Universal Hospital Services                      2,005 M            2,105,250
      10.125%,    11/01/11
                                                                 --------------
                                                                      7,605,388
                                                                 --------------
  TECHNOLOGY 3.1%
  Freescale Semiconductor, Inc.                    1,000 M            1,061,250
      7.125%,     07/15/14
  Stratus Technologies, Inc.                         685 M              736,375
      10.375%,    12/01/08
  Sungard Data Systems, Inc. (a)                   1,150 M            1,229,062
      9.125%,     08/15/13
  Sungard Data Systems, Inc. (a)                     450 M              474,187
      10.25%,     08/15/15
                                                                 --------------
                                                                      3,500,874
                                                                 --------------
  TELECOMMUNICATIONS 10.2%
  Alamosa Delaware, Inc.                             450 M              488,250
      8.5%,       01/31/12
  Centennial Communications Corp.                    750 M              768,750
      8.125%,     02/01/14
  Dobson Communications Corp.                        825 M              835,313
      8.875%,     10/01/13
  Horizon PCS, Inc.                                  600 M              693,000
      11.375%,    07/15/12
  Intelsat Ltd. (a)                                1,500 M            1,541,250
      8.25%,      01/15/13
  Nextel Communications, Inc.                      1,000 M            1,058,750
      7.375%,     08/01/15
  Qwest Capital Funding, Inc.                      1,625 M            1,653,438
      7%,         08/03/09
  Qwest Corp.                                        835 M              897,625
      7.875%,     09/01/11
  Rogers Wireless, Inc.                              500 M              581,250
      9.625%,     05/01/11
  Rogers Wireless, Inc.                              350 M              355,250
      6.375%,     03/01/14
  Rogers Wireless, Inc.                              575 M              626,750
      7.5%,       03/15/15
  Sirius Satellite Radio, Inc.                     1,000 M              985,000
      9.625%,     08/01/13
  Ubiquitel Operations Co.                           425 M              469,625
      9.875%,     03/01/11
  US Unwired, Inc.                                   425 M              482,375
      10%,        06/15/12
                                                                 --------------
                                                                     11,436,626
                                                                 --------------
  UTILITIES 6.5%
  AES Corp.                                        1,400 M            1,485,750
      7.75%,      03/01/14
  FPL Energy National Wind Portfolio (a)           1,461 M            1,440,763
      6.125%,     03/25/19
  Nevada Power Co. (a)                             1,000 M            1,010,000
      5.95%,      03/15/16
  NRG Energy, Inc.                                 1,000 M            1,032,500
      7.375%,     02/01/16
  Reliant Energy, Inc.                             1,000 M              908,750
      6.75%,      12/15/14
  Semco Energy, Inc.                                 500 M              506,250
      7.125%,     05/15/08
  Semco Energy, Inc.                                 500 M              521,875
      7.75%,      05/15/13
  Tenaska, Alabama Partners (a)                      348 M              360,686
      7%,         06/30/21
                                                                 --------------
                                                                      7,266,574
                                                                 --------------
  TOTAL BONDS
  (Cost $100,945,195)                                               102,330,800
                                                                 --------------

  ------------------------------------------------------------------------------
                                                                     VALUE
                                                   SHARES           (Note 1)
  ------------------------------------------------------------------------------
  COMMON STOCKS 4.0%
  BASIC INDUSTRY 0.9%
* Massey Energy Corp.                               26,000       $      967,200
                                                                 --------------
  CONSUMER CYCLICAL 0.5%
* Finlay Enterprises, Inc.                          60,000              508,800
                                                                 --------------
  HEALTH CARE 0.9%
  Bristol-Myers Squibb Co.                          45,000            1,039,500
                                                                 --------------
  UTILITIES 1.7%
* Mirant Corp.                                      75,089            1,847,189
                                                                 --------------
  TOTAL COMMON STOCKS
  (Cost $4,465,816)                                                   4,362,689
                                                                 --------------
  WARRANTS 0.4%
* American Tower Escrow Corp.                        1,000              448,731
  (Cost $76,272)
                                                                 --------------

  ------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                                 (M=$1,000)         (Note 1)
  ------------------------------------------------------------------------------
  CORPORATE SHORT-TERM NOTES 1.3%
  Prudential Funding
  4.43%,  03/02/06
  (Cost $1,449,822)                                 1450 M       $    1,449,822
                                                                 --------------
  TOTAL INVESTMENTS
  (Cost $106,937,105)**                                             108,592,042

  EXCESS OF OTHER ASSETS OVER LIABILITIES 2.9%                        3,219,275
                                                                 --------------
  NET ASSETS                                                     $  111,811,317
                                                                 ==============

  (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At February 28, 2006, the market value of rule 144A securities amounted to $16,204,653 or 14.5% of net assets.

  (b) Boise Cascade LLC has a variable interest rate that floats quarterly on 15th of January, April, July, October. The interest rate is based on the 3-month Libor rate plus 2.875%.

  (c) Emmis Communications Corp. has a variable interest rate that floats quarterly on 15th of March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 5.875%.

  *   Non-income producing.

  ** Cost for federal income tax purposes is substantially similar. At February 28, 2006, unrealized appreciation for federal income tax purposes aggregated $1,654,937 of which $2,933,398 related to appreciated securities and $1,278,461 related to depreciated securities.

      See Notes to Financial Statements.

  SENTINEL INTERNATIONAL EQUITY FUND
  INVESTMENT IN SECURITIES
  at February 28, 2006 (Unaudited)
  ------------------------------------------------------------------------------
                                                                     VALUE
                                                   SHARES           (Note 1)
  ------------------------------------------------------------------------------
  COMMON STOCKS 97.9%
                  AUSTRALIA        1.5%
   National Australia Bank Ltd. (f)                 80,500       $    2,184,918
                                                                 --------------
                  AUSTRIA          1.3%
   OMV A.G. (f)                                     30,000            1,860,576
                                                                 --------------
                  BARZIL           1.0%
   Companhia Vale do Rio Doce (ADR)                 30,000            1,392,900
                                                                 --------------
                  BELGIUM          0.9%
   Belgacom SA (f)                                  41,000            1,232,430
                                                                 --------------
                  CANADA           1.2%
   EnCana Corp.                                     40,000            1,654,274
                                                                 --------------
                  CHINA            1.8%
   China Life Insurance Co. Ltd. Sponsored (ADR)    25,000            1,137,000
   China Mobile (Hong Kong) Ltd. (ADR)              60,000            1,453,800
                                                                 --------------
                                                                      2,590,800
                                                                 --------------
                  DENMARK          1.0%
   Danske Bank (f)                                  39,000            1,390,624
                                                                 --------------
                  FINLAND          3.3%
   Fortum OYJ (f)                                   75,000            1,814,484
   Nokia OYJ (f)                                    76,000            1,414,202
   Stora Enso Oyj (f)                              102,600            1,462,003
                                                                 --------------
                                                                      4,690,689
                                                                 --------------
                  FRANCE           6.2%
   Carrefour S.A.                                   15,000              744,628
   Credit Agricole SA (f)                           52,700            1,924,908
   Dassault Systems (f)                             32,000            1,787,026
   Groupe Danone (f)                                15,000            1,725,207
   Total S.A. Sponsored (ADR)                       21,000            2,648,730
                                                                 --------------
                                                                      8,830,499
                                                                 --------------
                  GERMANY          9.2%
   BASF A.G. (f)                                    17,500            1,323,960
   BMW A.G. (f)                                     22,700            1,091,293
   Deutsche Postbank A.G. (f)                       29,000            2,045,926
   Fresenius A.G. (f)                               15,700            2,461,455
   Hypo Real Estate NPV (f)                         32,000            2,100,353
   Puma A.G. (f)                                     6,000            2,149,270
   RWE A.G. (f)                                     23,000            1,977,745
                                                                 --------------
                                                                     13,150,002
                                                                 --------------
                  HONG KONG        3.5%
   Cheung Kong Holdings Ltd. (f)                   130,000            1,362,680
   HSBC Holdings plc (f)                           105,700            1,810,315
   Shun Tak Holdings (f)                         1,664,000            1,809,687
                                                                 --------------
                                                                      4,982,682
                                                                 --------------
                  ITALY            1.4%
   E.N.I. SpA-Sponsored (ADR)                       34,562            1,979,366
                                                                 --------------
                  JAPAN            24.6%
   Canon, Inc. (f)                                  49,600            3,096,828
   Daiwa House Industries (f)                      128,000            2,048,606
   East Japan Railway Co. (f)                          222            1,579,286
   Fanuc Ltd. (f)                                   12,000            1,011,900
   Komatsu (f)                                     180,000            3,192,224
   Millea Holdings, Inc.  (f)                           79            1,607,652
   Nitto Denko Corp. (f)                            18,000            1,544,679
   Nomura Holdings, Inc. (f)                       106,000            2,022,811
   NTT DoCoMo, Inc. (f)                              1,200            1,775,470
   Rakuten, Inc. (f)                                 1,200            1,035,033
   Sega Sammy Holdings, Inc. (f)                    40,000            1,631,409
   Shin-Etsu Chemical Co. Ltd. (f)                  27,000            1,437,559
   Sumitomo Mitsui Financial Group (f)                 250            2,730,348
   Takeda Pharmaceutical Co. Ltd. (f)               38,000            2,116,770
   The Daimaru, Inc. (f)                           110,000            1,479,268
   Toykyo Gas Co. NPV (f)                          320,000            1,456,964
   Toyota Motor Corp. (f)                           35,300            1,881,753
   Uni-Charm Corp. NPV (f)                          42,000            2,095,746
   Xebio Co. Ltd. NPV (f)                           30,000            1,463,255
                                                                 --------------
                                                                     35,207,562
                                                                 --------------
                  MEXICO           0.8%
   Fomento Economico Mexicano Sa Spon ADR Units     13,700            1,191,763
                                                                 --------------
                  NETHERLANDS      4.8%
   ING Groep N.V. (f)                               69,000            2,593,430
   Koninklijke Philips Electronics N.V. (ADR)       41,200            1,339,824
   TNT N.V. (f)                                     91,650            2,981,247
                                                                 --------------
                                                                      6,914,501
                                                                 --------------
                  NORWAY           1.1%
   Statoil ASA (f)                                  63,400            1,623,596
                                                                 --------------
                  SINGAPORE        1.3%
   Singapore Technologies
      Engineering Ltd. (f)                         980,000            1,831,450
                                                                 --------------
                  SOUTH KOREA      2.1%
   Korea Electric Power Sponsored (ADR)             55,000            1,221,550
   Samsung Electronics (f)                           2,600            1,822,792
                                                                 --------------
                                                                      3,044,342
                                                                 --------------
                  SPAIN            1.4%
   Repsol S.A. Sponsored (ADR)                      19,750              553,198
   Telefonica S.A. Sponsored (ADR)                  32,000            1,479,040
                                                                 --------------
                                                                      2,032,238
                                                                 --------------
                  SWEDEN           1.4%
   Ericsson (LM) Tel-Sponsored (ADR)                60,000            2,046,000
                                                                 --------------
                  SWITZERLAND      9.5%
   Adecco S.A. (f)                                  40,000            2,194,749
   Credit Suisse Group (f)                          38,000            2,104,638
   Julius Baer Holdings (f)                         29,000            2,491,023
   Nestle S.A. (f)                                   5,450            1,602,320
   Novartis A.G.                                    40,000            2,152,521
   Phonak Holding (f)                               30,000            1,447,980
   Roche  Holdings A.G. (f)                         10,500            1,551,343
                                                                 --------------
                                                                     13,544,574
                                                                 --------------
                  TAIWAN           0.9%
   Taiwan Semiconductor Mfg Co Ltd.
      Sponsored (ADR)                              135,379            1,317,238
                                                                 --------------
                  UNITED KINGDOM   17.8%
   Anglo American plc (f)                           39,000            1,452,853
   BAA plc (f)                                     116,000            1,627,470
   BAE Systems plc (f)                             402,400            2,962,070
   BP Plc (f)                                      180,000            1,991,167
   Diageo plc (f)                                  148,300            2,275,947
   GlaxoSmithKline plc (ADR)                        27,000            1,372,140
   HBOS (f)                                         80,000            1,489,848
   Kingfisher plc (f)                              485,100            1,940,257
   Royal Bank of Scotland Group plc (f)            108,000            3,612,484
   SABMiller (f)                                    90,000            1,788,865
   Tesco (f)                                       285,000            1,688,920
   UTD Utilities (f)                               110,000            1,317,114
   Vodafone Group plc (f)                        1,050,000            2,011,796
                                                                 --------------
                                                                     25,530,931
                                                                 --------------
  TOTAL COMMON STOCKS
  (Cost $111,745,955)                                               140,223,955
                                                                 --------------
  TOTAL INVESTMENTS
  (Cost $111,745,955)                                               140,223,955

  EXCESS OF OTHER ASSETS OVER LIABILITIES 2.1%                        3,009,411
                                                                 --------------
  NET ASSETS                                                     $  143,233,366
                                                                 ==============

  ------------------------------------------------------------------------------
  SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION
                                                PERCENT OF
  INDUSTRY                                      NET ASSETS        MARKET VALUE
  ------------------------------------------------------------------------------
  Consumer Discretionary                              9.8%       $   14,011,362
  Consumer Staples                                    9.2%           13,113,396
  Energy                                              8.6%           12,310,907
  Financials                                         24.0%           34,418,645
  Health Care                                         7.8%           11,102,208
  Industrials                                        13.5%           19,429,004
  Information Technology                              8.0%           11,484,086
  Materials                                           6.0%            8,613,955
  Telecommunication Services                          5.6%            7,952,536
  Utilities                                           5.4%            7,787,856
                                                 ---------       --------------
                                                     97.9%       $  140,223,955
                                                 =========       ==============

  (f) Fair Valued Securities. At February 28, 2006, the market value of the Fair Valued Securities amounted to $116,539,983 or 81.4% of the net assets.

   * Cost for federal income tax purposes is substantially similar. At February 28, 2006, net unrealized appreciation for federal income tax purposes aggregated $28,478,000 of which $29,733,872 related to appreciated securities and $1,255,872 related to depreciated securities.

  (ADR) - American Depository Receipt

  See Notes to Financial Statements

  SENTINEL MID CAP GROWTH FUND
  INVESTMENT IN SECURITIES
  at February 28, 2006 (Unaudited)
  ------------------------------------------------------------------------------
                                                                     VALUE
                                                   SHARES           (Note 1)
  ------------------------------------------------------------------------------
  COMMON STOCKS 99.9%
  CONSUMER DISCRETIONARY 20.3%
*  Advance Auto Parts, Inc.                         29,250       $    1,209,488
*  Bed Bath & Beyond, Inc.                          60,000            2,162,400
   Borg Warner, Inc.                                32,200            1,795,794
*  Bright Horizons Family Solutions, Inc.           30,500            1,022,055
*  Cheesecake Factory, Inc.                         42,000            1,518,720
*  Chico's FAS, Inc.                                22,400            1,053,920
   Claire's Stores, Inc.                            56,900            1,823,076
*  Coach, Inc.                                      48,000            1,714,560
*  Dick's Sporting Goods, Inc.                      28,700            1,087,730
   Dollar General Corp.                            118,400            2,062,528
   D.R. Horton, Inc.                                26,800              914,148
*  Getty Images, Inc.                               18,700            1,515,261
   Harman Int'l. Industries, Inc.                   16,300            1,798,705
   Hilton Hotels Corp.                              43,100            1,043,020
   KB Home                                          28,900            1,937,167
*  Lamar Advertising Co. - Class A                  23,500            1,198,970
*  Laureate Education, Inc.                         47,800            2,475,084
   Marriott Int'l., Inc. - Class A                  16,200            1,108,080
   Michaels Stores, Inc.                            43,900            1,409,190
   Nordstrom, Inc.                                  32,600            1,238,800
   SCP Pool Corp.                                   26,600            1,156,302
   Staples, Inc.                                    96,550            2,369,337
   Starwood Hotels & Resorts Worldwide, Inc.        19,000            1,206,500
   Station Casinos, Inc.                            20,600            1,410,070
   TJX Cos., Inc.                                   83,000            2,032,670
*  XM Satellite Radio Holdings, Inc. - Class A      50,000            1,104,500
   Yum Brands, Inc.                                 30,800            1,469,160
                                                                 --------------
                                                                     40,837,235
                                                                 --------------
  CONSUMER STAPLES  1.9%
*  Central European District Corp.                  32,800            1,374,648
   Whole Foods Market, Inc.                         15,800            1,009,304
   Wrigley (Wm.) Jr. Co.                            23,100            1,467,774
                                                                 --------------
                                                                      3,851,726
                                                                 --------------
  ENERGY 9.4%
   Baker Hughes, Inc.                               36,500            2,480,905
   Ensco Int'l., Inc.                               46,400            2,073,616
   GlobalSantaFe Corp.                              27,800            1,538,452
*  National Oilwell Varco, Inc.                     15,300              931,464
   Noble Energy, Inc.                               28,000            1,177,120
   Peabody Energy Corp.                             57,800            2,790,006
*  Pride Int'l., Inc.                               66,000            2,044,020
   Valero Energy Corp.                              34,000            1,828,860
*  Weatherford Int'l., Ltd.                         59,000            2,544,080
   Williams Cos., Inc.                              68,000            1,466,760
                                                                 --------------
                                                                     18,875,283
                                                                 --------------
  FINANCIALS 9.7%
   Chicago Mercantile Exchange Holdings, Inc. -
     Class A                                         3,300            1,404,480
   East West Bancorp, Inc.                          16,100              606,809
*  E*TRADE Financial Corp.                          90,400            2,312,432
   Everest Re Group Ltd.                             9,700              960,688
*  Federated Investors, Inc. - Class B              38,700            1,505,043
   HCC Insurance Holdings, Inc.                     88,550            2,850,424
   Legg Mason, Inc.                                  8,000            1,044,720
   Mercantile Bankshares Corp.                      40,500            1,547,100
   Moody's Corp.                                    26,500            1,775,500
   Raymond James Financial, Inc.                    39,700            1,706,306
   State Street Corp.                               32,800            2,049,344
   T. Rowe Price Group, Inc.                        21,200            1,627,736
                                                                 --------------
                                                                     19,390,582
                                                                 --------------
  HEALTH CARE 14.7%
   Allergan, Inc.                                   14,000            1,515,640
*  Barr Pharmaceuticals, Inc.                       27,100            1,820,578
   Biomet, Inc.                                     41,800            1,521,520
*  Cerner Corp.                                     27,900            1,161,477
*  Coventry Health Care, Inc.                       32,250            1,922,745
*  Endo Pharmaceuticals Holdings, Inc.              99,100            3,123,632
*  Genzyme Corp.                                    19,900            1,379,866
*  Gilead Sciences, Inc.                            35,000            2,179,450
*  Laboratory Corp. of America Holdings             59,600            3,463,356
*  Medco Health Solutions, Inc.                     19,800            1,103,256
*  Techne Corp.                                     20,000            1,189,400
   Teva Pharmaceutical Industries Ltd. (ADR)        61,400            2,578,186
*  United Surgical Partners Int'l., Inc.            50,200            1,764,530
*  Varian Medical Systems, Inc.                     39,100            2,263,108
*  VCA Antech, Inc.                                 53,500            1,495,325
*  Wellpoint, Inc.                                  13,600            1,044,344
                                                                 --------------
                                                                     29,526,413
                                                                 --------------
  INDUSTRIALS 13.7%
*  American Science and Engineering, Inc.            8,000              608,720
*  Choicepoint, Inc.                                27,900            1,238,760
   Corporate Executive Board Co.                     5,900              590,000
*  Corrections Corp. of America                     55,200            2,374,152
   Danaher Corp.                                    18,800            1,138,904
   Fastenal Co.                                     40,100            1,760,791
   Goodrich Corp.                                   49,500            2,071,080
   J.B. Hunt Transport Services, Inc.               93,000            2,200,380
   Oshkosh Truck Corp.                              33,700            1,911,801
   Paccar, Inc.                                     14,300              999,141
   Pentair, Inc.                                    27,500            1,104,125
   Republic Services, Inc.                          73,500            2,856,945
   Robert Half Int'l., Inc.                         20,400              732,768
   Rockwell Automation, Inc.                        20,700            1,411,119
   Roper Industries, Inc.                           62,300            2,807,861
*  Stericycle, Inc.                                 16,500              997,425
   Timken Co.                                       39,400            1,129,992
*  West Corp.                                       33,600            1,462,608
                                                                 --------------
                                                                     27,396,572
                                                                 --------------
  INFORMATION TECHNOLOGY 24.0%
*  Activision, Inc.                                 83,444            1,043,050
*  Advanced Micro Devices, Inc.                     50,300            1,945,101
*  Amdocs Ltd.                                      38,200            1,265,184
   Amphenol Corp. - Class A                         27,900            1,401,417
*  Apple Computer, Inc.                             21,600            1,480,464
   Autodesk, Inc.                                   25,800              971,370
*  Blackboard, Inc.                                 43,000            1,238,830
*  Broadcom Corp. - Class A                         66,600            3,002,994
   CDW Corp.                                        29,800            1,694,428
*  CheckFree Corp.                                  58,000            2,868,680
*  Cognizant Technology Solutions - Class A         56,000            3,226,160
*  Cognos, Inc.                                     23,500              898,875
*  F5 Networks, Inc.                                17,000            1,152,940
*  Fiserv, Inc.                                     54,000            2,241,000
   Intersil Corp. - Class A                         78,400            2,221,856
*  Jabil Circuit, Inc.                              55,300            2,093,105
   KLA-Tencor Corp.                                 30,000            1,566,900
   Maxim Integrated Products, Inc.                  68,100            2,662,029
   Microchip Technology, Inc.                       45,200            1,591,040
*  NAVTEQ Corp.                                     31,500            1,458,765
*  Network Appliance, Inc.                          49,800            1,651,368
*  Novellus Systems, Inc.                           89,700            2,397,681
   Paychex, Inc.                                    36,600            1,465,830
*  Quest Software, Inc.                            108,000            1,573,560
*  Salesforce.com, Inc.                             23,200              808,520
   Satyam Computer Services Ltd. (ADR)              56,900            2,341,435
*  WebSense, Inc.                                   31,400            1,940,834
                                                                 --------------
                                                                     48,203,416
                                                                 --------------
  MATERIALS 3.1%
   Florida Rock Industries, Inc.                    11,400              656,754
   Freeport-McMoran Copper & Gold - Class B         45,500            2,303,665
   Praxair, Inc.                                    59,100            3,190,218
                                                                 --------------
                                                                      6,150,637
                                                                 --------------
  TELECOMMUNICATIONS 1.2%
*  American Tower Corp. - Class A                   37,100            1,180,893
*  NII Holdings, Inc. - Class B                     22,800            1,167,816
                                                                 --------------
                                                                      2,348,709
                                                                 --------------
  TRANSPORTATION 0.6%
   Expeditors Int'l. of Washington, Inc.            16,700            1,299,093
                                                                 --------------
  UTILITIES 1.3%
*  AES Corp.                                       150,000            2,595,000
                                                                 --------------
  TOTAL COMMON STOCKS
  (Cost $166,578,528)**                                             200,474,666
  EXCESS OF OTHER ASSETS OVER LIABILITIES  0.1%                         142,441
                                                                 --------------
  NET ASSETS                                                     $  200,617,107
                                                                 ==============

  *   Non-income producing.

  ** Cost for federal income tax purposes is substantially similar. At February 28, 2006 net unrealized appreciation for federal income tax purposes aggregrated $33,896,138 of which $35,284,279 related to appreciated securities and $1,388,141 related to depreciated securities.

      (ADR) - American Depository Receipt

      See notes to financial statements.

  SENTINEL NEW YORK TAX-FREE INCOME FUND
  INVESTMENT IN SECURITIES
  at February 28, 2006 (Unaudited)
  ------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                                 (M=$1,000)         (Note 1)
  ------------------------------------------------------------------------------
  BONDS 95.5%
  NEW YORK 79.8%
  Coxsackie Athens New York Central School District
      5.5%        06/15/13 (FSA)                     260 M       $      274,466
  Long Island Power Authority
      5%          09/01/34 (AMBAC)                 1,000 M            1,054,470
  Metro Transportation Authority
      5%          04/01/10 (FGIC)                    150 M              156,447
      5.75%       07/01/13                           250 M              272,698
      5.25%       04/01/21 (MBIA)                    750 M              806,040
      5%          04/01/23 (FGIC)                    250 M              274,522
      5%          11/15/33 (AMBAC)                 1,000 M            1,058,230
  Monroe County G/O
      6%          03/01/14                           250 M              281,738
  Monroe County Industrial Dev. Agency
      5.375%      04/01/29                           510 M              511,658
  Monroe Woodbury Central School Dist.
      5.625%      05/15/22 (MBIA)                    250 M              256,173
  New York Convention Center Dev. Co.
      5%          11/15/44 (AMBAC)                 1,000 M            1,050,120
  New York State Municipal Bond Bank Agency Series C
      5.25%       12/01/10                           375 M              400,733
      5%          06/15/35                         1,000 M            1,044,740
  New York, NY G/O Series A
      5%          08/01/30                           500 M              522,110
  New York, NY G/O Series B
      5.75%       08/01/11                           300 M              327,489
  New York, NY G/O Series H
      5.625%      08/01/13                           350 M              372,397
  New York, NY Industrial Dev. Agency
      5%          06/01/35 (XLCA)                    500 M              526,435
  New York State Dorm. Authority Revenue
  4201 Schools Program
      5%          07/01/10                           250 M              262,773
  City University System
      5.625%      07/01/16                           250 M              283,400
  College and University Revenue
      5%          07/01/22                           250 M              261,350
      4.75%       07/01/37                         1,000 M            1,015,170
  Educational Housing Services
      5.25%       07/01/20 (AMBAC)                   500 M              567,630
  Memorial Sloan Kettering Cancer Center
      5.5%        07/01/23 (MBIA)                    500 M              588,930
  Mental Health Services
      5.7%        08/15/09                           245 M              254,682
      5.7%        08/15/09 (P/R)                       5 M                5,205
      5.5%        08/15/17                           590 M              612,113
      5.5%        08/15/17 (P/R)                      10 M               10,391
      5%          02/15/35 (AMBAC)                   660 M              694,511
  State University Education Facility
      5.5%        05/15/09                           420 M              440,320
      5.5%        05/15/09 (P/R)                      80 M               84,323
  Wyckoff Heights Medical Ctr.
      5.3%        08/15/21                           250 M              258,740
  New York State Environmental Facilities
      4.9%        06/15/11                           150 M              157,266
      5.75%       01/15/13                           245 M              250,444
      5%          06/15/33                           210 M              220,166
  New York State Environmental Water Revenue
      5.75%       06/15/11 (P/R)                     455 M              503,271
      5.75%       06/15/11                            45 M               49,865
  New York State Mortgage Agency Revenue Bonds
      5.375%      10/01/17                           500 M              516,960
   New York & New Jersey States Port Authority
      5%          09/01/38                           500 M              523,565
   New York State School District
      5%          07/01/20 (FGIC) (P/R)              250 M              267,862
      5%          10/01/34 (MBIA)                    500 M              529,235
  New York State Thruway Auth. Service Contract
      5.25%       01/01/09                           500 M              520,575
      5.25%       04/01/10 (FGIC)                    500 M              534,340
  New York State Urban Development Corp.
      5.5%        01/01/14 (FSA)                     500 M              545,930
      6%          01/01/15 (AMBAC) (P/R)             485 M              523,242
      5%          01/01/17                           750 M              795,090
      5.5%        03/15/20 (FGIC) (P/R)              500 M              557,900
      5.7%        04/01/20                           250 M              288,048
  New York State Various P Series C
      5.125%      06/15/13 (P/R)                     100 M              106,174
  North Hempstead, NY G/O
      6%          07/15/15 (FGIC) (P/R)              500 M              545,300
  Rondout Valley Central School District G/O
      3%          03/01/08 (FGIC)                    660 M              653,426
  Saint Lawrence University
      5.625%      07/01/13 (MBIA)                    110 M              111,980
  Triborough Bridge & Tunnel Authority
      4.75%       01/01/19 (P/R)                     195 M              209,995
                                                                 --------------
                                                                     22,940,638
                                                                 --------------
  PUERTO RICO 12.0%
  Puerto Rico Childrens Trust Fund
      6%          07/01/26 (P/R)                     900 M              986,931
  Puerto Rico Commonwealth
      5.375%      07/01/21 (MBIA) (P/R)              255 M              265,401
      5.4%        07/01/25 (P/R)                     300 M              306,465
      5%          07/01/34                         1,000 M            1,032,240
  Puerto Rico Commonwealth Highway & Trans. Auth.
      5.75%       07/01/16 (MBIA) (P/R)              500 M              549,725
  Puerto Rico Ind'l. Tourist Ed'l. Med. & Envir. Ctl. Facs.
      5%          10/01/22 (MBIA)                    300 M              311,925
                                                                 --------------
                                                                      3,452,687
                                                                 --------------
  VIRGIN ISLANDS 3.7%
  Virgin Islands Public Fin Authority
      5%          10/01/22 (FSA)                   1,000 M            1,071,230
                                                                 --------------
  TOTAL BONDS
  (Cost $26,854,239)                                                 27,464,555
                                                                 --------------

  ------------------------------------------------------------------------------
                                                                     VALUE
                                                   SHARES           (Note 1)
  ------------------------------------------------------------------------------

  SHORT-TERM INVESTMENTS 2.5%
  BlackRock New York Money Market
  Institutional Class                                500,000            500,000
  Dreyfus NY Municipal Cash Management               225,000            225,000
                                                                 --------------
  Total Short-Term Investments
  (Cost $725,000)                                                       725,000
                                                                 --------------
  TOTAL INVESTMENTS
  (Cost $27,579,239)*                                                28,189,555

  EXCESS OF OTHER ASSETS OVER LIABILITIES 2.0%                          565,135
                                                                 --------------
  NET ASSETS                                                     $   28,754,690
                                                                 ==============

* Cost for federal income tax purposes is substantially similar. At February 28, 2006, net unrealized appreciation for federal income tax purposes aggregated $610,316 of which, $722,761 related to appreciated securities and $112,445 related to depreciated securities.

  The following abbreviations are used in the portfolio descriptions:
  (AMBAC) - Guaranteed by AMBAC Indemnity Corp
  (FGIC) - Guaranteed by Financial Guaranty Insurance Co
  (FSA) - Guaranteed by Financial Security Assurance, Inc.
  (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp
  (XLCA) - Guaranteed by XL Capital Assurance, Inc.
  (P/R) - Prerefunded
  G/O - General Obligation Bond

  SENTINEL SHORT MATURITY GOVERNMENT FUND
  INVESTMENT IN SECURITIES
  at February 28, 2006 (Unaudited)
  ------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                                 (M=$1,000)         (Note 1)
  ------------------------------------------------------------------------------
  U.S. GOVERNMENT OBLIGATIONS 99.9%
  U.S. TREASURY OBLIGATIONS 4.2%
  2-Year:
  Note
      4.38%,      01/31/08                        11,000 M       $   10,945,000
                                                                 --------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 95.7%
  FEDERAL HOME LOAN MORTGAGE CORPORATION 69.2%
  Collateralized Mortgage Obligations:
  FHR 2496 BA
      5.00%,      11/15/15                            63 M               62,929
  FHR 2353 TD
      6.00%,      09/15/16                           429 M              439,073
  FHR 2356 GD
      6.00%,      09/15/16                        13,102 M           13,335,129
  FHR 2405 PE
      6.00%,      01/15/17                        17,048 M           17,505,328
  FHR 2399 PG
      6.00%,      01/15/17                        10,400 M           10,676,224
  FHR 2492 PE
      6.00%,      01/15/22                        11,896 M           12,047,349
  FHR 2435 EQ
      6.00%,      05/15/31                        27,084 M           27,371,632
  FHR 2355 AE
      6.00%,      09/15/31                         8,349 M            8,427,120
  FHR 2435 HL
      6.50%,      09/15/31                        18,906 M           19,246,958
  FHR 2388 BG
      6.50%,      12/15/31                        18,973 M           19,470,940
  FHR 2513 PD
      6.00%,      02/15/32                        15,718 M           15,877,397
                                                                 --------------
                                                                    144,460,079
                                                                 --------------
  Mortgage-Backed Securities:
  10- Year:
  FHLMC E75462
      6.00%,      03/01/09                           263 M              268,066
  FHLMC E83548
      6.00%,      05/01/11                           148 M              151,369
  FHLMC E85491
      6.50%,      09/01/11                           307 M              314,823
  FHLMC E88621
      5.50%,      03/01/12                           400 M              406,086
  FHLMC E88437
      5.50%,      03/01/12                           519 M              526,669
  FHLMC G11271
      5.50%,      05/01/12                           587 M              595,507
  FHLMC E89815
      5.50%,      05/01/12                           436 M              442,720
  FHLMC E89586
      5.50%,      05/01/12                           317 M              321,134
  FHLMC E93390
      5.50%,      07/01/12                           248 M              252,230
  FHLMC E91504
      5.50%,      09/01/12                           580 M              588,496
  FHLMC E91428
      5.50%,      09/01/12                           266 M              269,821
  FHLMC E91150
      5.50%,      09/01/12                           398 M              403,723
  FHLMC E91152
      5.50%,      09/01/12                           209 M              211,590
  FHLMC E93347
      5.50%,      12/01/12                           426 M              432,881
  FHLMC E86837
      6.00%,      01/01/12                         1,348 M            1,371,481
  FHLMC E89226
      6.00%,      04/01/12                           523 M              535,105
  FHLMC E89227
      6.00%,      04/01/12                           954 M              975,972
  FHLMC E89229
      6.00%,      04/01/12                           722 M              738,631
  FHLMC E89583
      6.00%,      05/01/12                           982 M              999,731
  FHLMC E89668
      6.00%,      05/01/12                         1,060 M            1,079,554
  FHLMC E89015
      6.50%,      04/01/12                           686 M              705,821
  FHLMC E94029
      5.50%,      02/01/13                         1,452 M            1,473,248
  FHLMC E94026
      5.50%,      02/01/13                         3,502 M            3,552,550
  FHLMC B10204
      5.50%,      10/01/13                           622 M              626,028
  FHLMC B10950
      5.50%,      11/01/13                           969 M              975,739
                                                                 --------------
                                                                     18,218,975
                                                                 --------------
  15-Year:
  FHLMC E00109
      8.50%,      06/01/07                             888                  905
  FHLMC G10394
      9.00%,      01/01/07                             261                  263
  FHLMC G10453
      9.00%,      06/01/07                             749                  755
  FHLMC E44248
      6.00%,      01/01/08                            36 M               36,172
  FHLMC E49168
      6.00%,      07/01/08                            58 M               58,942
  FHLMC E54549
      6.50%,      09/01/08                            25 M               25,327
  FHLMC E47837
      7.00%,      03/01/08                            79 M               80,173
  FHLMC E49621
      7.00%,      07/01/08                           117 M              119,277
  FHLMC E47607
      8.00%,      02/01/08                            10 M               10,188
  FHLMC E00292
      6.50%,      04/01/09                            35 M               35,145
  FHLMC G10330
      7.00%,      01/01/10                           142 M              145,937
  FHLMC E61405
      7.00%,      08/01/10                           139 M              143,494
  FHLMC M30120
      5.50%,      05/01/11                           104 M              105,321
  FHLMC M30121
      5.50%,      05/01/11                           142 M              144,219
  FHLMC G10516
      6.00%,      05/01/11                            48 M               48,298
  FHLMC E20237
      6.00%,      05/01/11                            58 M               58,686
  FHLMC M30123
      6.50%,      07/01/11                           169 M              174,197
  FHLMC E62686
      7.00%,      01/01/11                           264 M              272,178
  FHLMC E00422
      7.00%,      03/01/11                            97 M               99,788
  FHLMC E00436
      7.00%,      06/01/11                            45 M               46,120
  FHLMC E64484
      7.00%,      06/01/11                            10 M               10,313
  FHLMC F70014
      7.50%,      09/01/11                           189 M              197,455
  FHLMC E72904
      8.00%,      11/01/11                            62 M               64,604
  FHLMC F70015
      8.00%,      12/01/11                           172 M              180,764
  FHLMC E91065
      5.50%,      08/01/12                           422 M              425,223
  FHLMC E68301
      5.50%,      11/01/12                           164 M              164,919
  FHLMC E69127
      6.00%,      03/01/12                           122 M              124,503
  FHLMC G10749
      6.00%,      10/01/12                           155 M              157,594
  FHLMC G10705
      6.50%,      08/01/12                           553 M              566,020
  FHLMC G11228
      6.50%,      12/01/12                           167 M              171,387
  FHLMC G10654
      7.00%,      02/01/12                           413 M              425,768
  FHLMC E94628
      5.00%,      02/01/13                         1,810 M            1,813,726
  FHLMC E00546
      5.50%,      03/01/13                           344 M              346,531
  FHLMC M30171
      5.50%,      06/01/13                            84 M               84,892
  FHLMC E00593
      5.50%,      11/01/13                           262 M              263,811
  FHLMC E68799
      6.00%,      02/01/13                           261 M              265,213
  FHLMC E69523
      6.00%,      04/01/13                           187 M              190,313
  FHLMC G11077
      6.00%,      12/01/13                           144 M              146,849
  FHLMC E72131
      6.50%,      08/01/13                           274 M              280,724
  FHLMC G11135
      6.50%,      08/01/13                           539 M              551,671
  FHLMC E72178
      6.50%,      09/01/13                           238 M              244,029
  FHLMC G11257
      5.50%,      01/01/14                           507 M              509,891
  FHLMC E82965
      5.50%,      12/01/14                           421 M              423,879
  FHLMC E83900
      6.00%,      01/01/14                            73 M               73,934
  FHLMC E80767
      6.00%,      06/01/14                           111 M              112,291
  FHLMC E75793
      6.50%,      01/01/14                            22 M               22,582
  FHLMC G10965
      7.50%,      10/01/14                           101 M              106,349
  FHLMC E82128
      7.00%,      03/01/15                           268 M              275,681
  FHLMC E00843
      8.00%,      04/01/15                            58 M               61,298
  FHLMC E01009
      6.50%,      08/01/16                         1,437 M            1,472,815
  FHLMC E88357
      6.50%,      03/01/17                           370 M              378,632
  FHLMC G11585
      7.00%,      02/01/17                         1,425 M            1,469,339
                                                                 --------------
                                                                     13,188,385
                                                                 --------------
  20-Year:
  FHLMC C90035
      6.50%,      11/01/13                           408 M              421,584
  FHLMC D94982
      7.00%,      04/01/16                           271 M              281,416
  FHLMC D94230
      7.50%,      10/01/19                           403 M              424,954
                                                                 --------------
                                                                      1,127,954
                                                                 --------------
  30-Year:
  FHLMC 181614
      7.00%,      08/01/06                             804                  805
  FHLMC 140826
      6.50%,      11/01/07                             4 M                3,765
  FHLMC 160024
      8.00%,      06/01/07                            15 M               14,913
  FHLMC 274386
      8.25%,      07/01/07                            12 M               11,822
  FHLMC 530139
      7.50%,      06/01/08                            20 M               19,815
  FHLMC 303385
      7.50%,      08/01/08                             2 M                2,006
  FHLMC 184331
      7.75%,      11/01/08                             1 M                1,110
  FHLMC 141758
      8.00%,      10/01/08                              58                   58
  FHLMC 160040
      8.75%,      03/01/08                            11 M               11,415
  FHLMC 160054
      9.25%,      07/01/08                            14 M               14,387
  FHLMC 181285
      7.50%,      03/01/09                             8 M                7,961
  FHLMC 254499
      7.75%,      06/01/09                            21 M               21,086
  FHLMC 181339
      8.00%,      06/01/09                             2 M                2,544
  FHLMC 181586
      8.00%,      12/01/09                             7 M                6,751
  FHLMC 555131
      8.25%,      12/01/09                            21 M               21,078
  FHLMC 303073
      8.50%,      03/01/09                            45 M               46,689
  FHLMC 160081
      10.25%,     06/01/09                             2 M                1,817
  FHLMC 141001
      7.75%,      09/01/16                            20 M               20,611
  FHLMC 141161
      7.75%,      04/01/17                            33 M               34,633
  FHLMC 302609
      8.00%,      08/01/17                            86 M               91,969
  FHLMC 307583
      8.00%,      08/01/17                            16 M               16,868
  FHLMC G00100
      8.00%,      02/01/23                            30 M               32,406
  FHLMC A17291
      6.50%,      11/01/33                         3,476 M            3,558,918
                                                                 --------------
                                                                      3,943,427
                                                                 --------------
  TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                      180,938,820
                                                                 --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION 20.4%
  Collateralized Mortgage Obligations:
  FNR 05-105 TJ
      5.50%,      12/25/35                         5,859 M            5,814,764
  FNR 98-61 PL
      6.00%,      11/25/28                         4,487 M            4,541,313
                                                                 --------------
                                                                     10,356,077
                                                                 --------------
  Mortgage-Backed Securities:
  10-Year:
  FNMA 251418
      7.00%,      11/01/07                            11 M               11,225
  FNMA 527272
      6.00%,      08/01/09                           114 M              116,744
  FNMA 252652
      7.00%,      05/01/09                            25 M               25,946
  FNMA 516230
      8.00%,      08/01/09                           296 M              305,207
  FNMA 253329
      7.50%,      05/01/10                           241 M              251,301
  FNMA 253362
      7.50%,      05/01/10                           251 M              261,267
  FNMA 253507
      7.50%,      09/01/10                           279 M              290,543
  FNMA 253472
      7.50%,      09/01/10                           346 M              359,674
  FNMA 254082
      5.50%,      10/01/11                           268 M              270,138
  FNMA 254119
      5.50%,      11/01/11                           379 M              381,514
  FNMA 254163
      5.50%,      12/01/11                           560 M              564,765
  FNMA 599310
      6.00%,      07/01/11                            43 M               44,259
  FNMA 600249
      6.00%,      08/01/11                           144 M              146,791
  FNMA 595729
      6.00%,      09/01/11                           984 M            1,004,844
  FNMA 609190
      6.00%,      09/01/11                           135 M              137,465
  FNMA 619198
      6.00%,      12/01/11                           149 M              152,116
  FNMA 603547
      6.50%,      09/01/11                           144 M              148,179
  FNMA 595730
      6.50%,      09/01/11                           123 M              126,846
  FNMA 254076
      6.50%,      10/01/11                           269 M              276,934
  FNMA 254113
      6.50%,      11/01/11                           236 M              243,302
  FNMA 254226
      5.50%,      02/01/12                         2,073 M            2,089,561
  FNMA 633905
      5.50%,      03/01/12                           365 M              367,680
  FNMA 644268
      5.50%,      04/01/12                           191 M              192,215
  FNMA 254274
      6.00%,      03/01/12                           406 M              415,089
  FNMA 649455
      6.00%,      05/01/12                           612 M              625,172
  FNMA 254369
      6.00%,      06/01/12                           653 M              666,455
  FNMA 679981
      6.00%,      06/01/12                           309 M              315,355
  FNMA 254488
      6.00%,      09/01/12                         1,002 M            1,022,986
  FNMA 254399
      6.50%,      06/01/12                         1,603 M            1,651,780
  FNMA 254427
      6.50%,      07/01/12                         2,669 M            2,746,882
  FNMA 254457
      6.50%,      07/01/12                           495 M              509,450
  FNMA 254882
      5.00%,      08/01/13                           187 M              186,594
  FNMA 254698
      6.50%,      01/01/13                           558 M              574,118
  FNMA 255368
      5.50%,      07/01/14                           894 M              900,590
                                                                 --------------
                                                                     17,382,987
                                                                 --------------
  15-Year:
  FNMA 328089
      7.25%,      08/01/09                            79 M               79,940
  FNMA 250441
      6.50%,      12/01/10                           103 M              105,042
  FNMA 321199
      7.00%,      09/01/10                           113 M              116,297
  FNMA 321573
      7.00%,      09/01/10                             1 M                1,419
  FNMA 324087
      7.00%,      09/01/10                            42 M               43,079
  FNMA 325432
      7.00%,      09/01/10                            73 M               75,022
  FNMA 313758
      7.00%,      11/01/10                            22 M               22,556
  FNMA 511846
      9.00%,      01/01/10                            12 M               12,431
  FNMA 303943
      6.50%,      06/01/11                           286 M              293,184
  FNMA 250613
      6.50%,      07/01/11                           122 M              124,780
  FNMA 367201
      6.50%,      12/01/11                            49 M               50,398
  FNMA 250781
      6.50%,      12/01/11                            51 M               52,076
  FNMA 303902
      7.00%,      05/01/11                            64 M               65,846
  FNMA 367202
      7.00%,      12/01/11                            81 M               83,921
  FNMA 371330
      6.00%,      02/01/12                            20 M               20,304
  FNMA 390784
      6.00%,      05/01/12                           124 M              126,917
  FNMA 370468
      7.00%,      01/01/12                            78 M               80,713
  FNMA 251300
      7.00%,      08/01/12                           160 M              164,945
  FNMA 576800
      8.50%,      01/01/12                            55 M               56,120
  FNMA 426453
      5.50%,      10/01/13                           397 M              399,776
  FNMA 596145
      6.50%,      06/01/13                            52 M               52,059
  FNMA 433301
      6.50%,      07/01/13                           945 M              970,020
  FNMA 512520
      7.00%,      07/01/13                           432 M              443,597
  FNMA 446787
      5.50%,      01/01/14                           756 M              761,554
  FNMA 447881
      5.50%,      01/01/14                           275 M              276,971
  FNMA 496015
      5.50%,      04/01/14                           175 M              176,003
  FNMA 528088
      5.50%,      x05/01/14                          455 M              457,590
  FNMA 576789
      5.50%,      06/01/14                           214 M              215,566
  FNMA 536814
      5.50%,      06/01/14                           747 M              752,264
  FNMA 768628
      5.50%,      09/01/15                           648 M              652,081
  FNMA 619191
      6.50%,      12/01/15                         1,109 M            1,138,655
  FNMA 630985
      7.00%,      09/01/15                           831 M              855,382
  FNMA 594601
      8.50%,      10/01/15                           125 M              132,600
  FNMA 535631
      7.00%,      12/01/15                         1,071 M            1,104,780
  FNMA 535777
      5.50%,      03/01/16                           672 M              676,298
  FNMA 545298
      5.50%,      11/01/16                           570 M              573,538
  FNMA 614920
      5.50%,      12/01/16                           652 M              655,862
  FNMA 663227
      6.00%,      03/01/16                           799 M              814,356
  FNMA 574598
      6.00%,      05/01/16                           602 M              613,781
  FNMA 594602
      9.00%,      01/01/16                            38 M               41,471
  FNMA 792797
      5.50%,      04/01/17                         1,263 M            1,272,156
  FNMA 671380
      6.00%,      11/01/17                           426 M              434,631
  FNMA 679165
      5.50%,      02/01/18                           463 M              465,818
  FNMA 725284
      7.00%,      11/01/18                         7,151 M            7,358,436
                                                                 --------------
                                                                     22,870,235
                                                                 --------------
  20-Year:
  FNMA 190659
      7.00%,      02/01/14                           392 M              406,842
  FNMA 190697
      7.00%,      03/01/14                           637 M              661,960
  FNMA 251716
      10.50%,     03/01/18                            28 M               30,215
                                                                 --------------
                                                                      1,099,017
                                                                 --------------
  30-Year:
  FNMA 111330
      7.50%,      09/01/07                            15 M               14,683
  FNMA 58241
      7.50%,      12/01/07                            16 M               15,819
  FNMA 13481
      7.75%,      05/01/08                             9 M                9,440
  FNMA 8213
      8.00%,      01/01/08                            28 M               28,928
  FNMA 151964
      8.00%,      03/01/08                             2 M                1,809
  FNMA 44045
      8.00%,      06/01/08                            17 M               17,613
  FNMA 176044
      8.50%,      09/01/08                            22 M               22,296
  FNMA 141789
      8.25%,      02/01/09                            18 M               18,386
  FNMA 10134
      8.75%,      08/01/09                            19 M               19,812
  FNMA 439
      9.00%,      06/01/09                             3 M                3,128
  FNMA 23
      8.50%,      08/01/11                             9 M                8,903
  FNMA 510095
      8.50%,      09/01/11                            43 M               43,901
  FNMA 366221
      9.50%,      03/01/11                            50 M               54,207
  FNMA 401612
      7.00%,      05/01/12                            75 M               75,353
  FNMA 81692
      8.00%,      09/01/12                            48 M               48,581
  FNMA 124871
      7.00%,      05/01/13                           382 M              393,686
  FNMA 20497
      8.75%,      07/01/13                            15 M               16,084
  FNMA 44046
      7.50%,      02/01/14                            14 M               14,426
  FNMA 454727
      10.50%,     01/01/16                           101 M              110,493
  FNMA 626664
      6.00%,      04/01/17                           378 M              385,751
  FNMA 49584
      8.25%,      09/01/17                            61 M               64,619
  FNMA 479421
      7.00%,      09/01/21                           123 M              127,685
  FNMA 175123
      7.45%,      08/01/22                           153 M              160,324
  FNMA 207530
      8.25%,      04/01/22                            13 M               14,447
                                                                 --------------
                                                                      1,670,374
                                                                 --------------
  TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                        53,378,690
                                                                 --------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 6.1%
  Mortgage-Backed Securities:
  10-Year:
  GNMA 780306
      9.00%,      11/15/06                             214                  215
  GNMA 780395
      7.00%,      12/15/07                            19 M               19,233
  GNMA 634538
      6.00%,      09/15/14                           931 M              955,732
  GNMA 634545
      6.50%,      09/15/14                           844 M              871,033
                                                                 --------------
                                                                      1,846,213
                                                                 --------------
           15-Year:
  GNMA 342810
      7.00%,      12/15/07                            26 M               25,843
  GNMA 1785
      9.00%,      02/20/07                             173                  177
  GNMA 364469
      6.00%,      11/15/08                            32 M               32,829
  GNMA 352121
      6.50%,      08/15/08                            10 M               10,474
  GNMA 342744
      6.50%,      08/15/08                            49 M               49,673
  GNMA 326462
      6.50%,      10/15/08                           134 M              135,884
  GNMA 370871
      6.50%,      10/15/08                            49 M               49,333
  GNMA 348052
      7.00%,      03/15/08                             7 M                7,056
  GNMA 364447
      7.00%,      03/20/08                             6 M                6,041
  GNMA 339490
      7.00%,      04/15/08                             5 M                4,797
  GNMA 343534
      7.50%,      01/15/08                            14 M               14,178
  GNMA 339464
      8.00%,      01/15/08                            25 M               25,430
  GNMA 354532
      6.00%,      01/15/09                            24 M               24,643
  GNMA 345594
      6.00%,      03/15/09                            42 M               43,159
  GNMA 366674
      6.00%,      03/15/09                            53 M               53,550
  GNMA 388287
      6.00%,      03/15/09                            71 M               71,860
  GNMA 355866
      6.00%,      04/15/09                            68 M               69,322
  GNMA 360238
      6.00%,      04/15/09                            57 M               57,640
  GNMA 366773
      6.00%,      04/15/09                            70 M               71,572
  GNMA 371934
      6.00%,      04/15/09                            52 M               52,711
  GNMA 375876
      6.00%,      04/15/09                            47 M               48,052
  GNMA 378884
      6.00%,      04/15/09                            35 M               35,809
  GNMA 385492
      6.00%,      04/15/09                            67 M               68,093
  GNMA 780303
      6.50%,      02/15/09                            60 M               60,419
  GNMA 391659
      6.50%,      04/15/09                           195 M              198,284
  GNMA 780369
      7.00%,      09/15/09                            89 M               90,772
  GNMA 415068
      6.00%,      01/15/11                            24 M               24,137
  GNMA 780659
      7.50%,      08/15/12                            27 M               28,500
  GNMA 780759
      6.50%,      04/15/13                           498 M              513,399
  GNMA 462328
      6.50%,      04/15/13                           419 M              432,117
  GNMA 456869
      6.50%,      05/15/13                            20 M               20,409
  GNMA II 2542
      7.00%,      01/20/13                           109 M              113,072
  GNMA 349029
      7.00%,      04/15/13                            26 M               26,804
  GNMA 780859
      7.50%,      09/15/13                            32 M               33,840
  GNMA 780978
      6.50%,      02/15/14                         3,090 M            3,188,817
  GNMA 781109
      7.00%,      11/15/14                         6,541 M            6,792,615
  GNMA 489953
      6.00%,      12/15/16                           124 M              127,747
                                                                 --------------
                                                                     12,609,058
                                                                 --------------
  20-Year:
  GNMA 234073
      9.25%,      12/15/07                             3 M                2,885
  GNMA 248682
      9.75%,      06/15/10                            19 M               21,173
  GNMA 628440
      7.00%,      04/15/24                         1,335 M            1,395,027
                                                                 --------------
                                                                      1,419,085
                                                                 --------------
  30-Year:
  GNMA 18324
      8.00%,      07/15/07                            10 M               10,387
  GNMA 91758
      10.00%,     11/15/09                             1 M                1,021
  GNMA 495
      10.00%,     02/20/16                             685                  758
                                                                 --------------
                                                                         12,166
                                                                 --------------
  TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                     15,886,522
                                                                 --------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                          250,204,032
                                                                 --------------
  TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $263,767,656)*                                              261,149,032

  EXCESS OF OTHER ASSETS OVER LIABILITIES 0.1%                          435,995
                                                                 --------------
  NET ASSETS                                                     $  261,585,027
                                                                 ==============

  * Cost for federal income tax purposes is substantially similar. At February 28, 2006 unrealized depreciation for federal income tax purposes aggregated $2,618,624 of which $272,461 related to appreciated securities and $2,891,085 related to depreciated securities.

  The estimated average maturity for certain mortgage-backed securities is shorter than the final maturity shown due to either published or proprietary prepayment assumptions.

  SEE NOTES TO FINANCIAL STATEMENTS.

  SENTINEL SMALL COMPANY FUND
  INVESTMENT IN SECURITIES
  at February 28, 2006 (Unaudited)
  ------------------------------------------------------------------------------
                                                                     VALUE
                                                   SHARES           (Note 1)
  ------------------------------------------------------------------------------
  COMMON STOCKS  94.6%
  CONSUMER DISCRETIONARY 14.2%
*  Bright Horizons Family Solutions, Inc.          550,000       $   18,430,500
*  Coldwater Creek, Inc.                           157,700            3,543,519
*  DSW, Inc.                                       290,000            8,288,200
*  Gildan Activewear, Inc.                         152,900            7,634,297
*  Guitar Center, Inc.                             295,000           15,269,200
   Harte-Hanks, Inc.                               686,300           19,223,263
   K-Swiss, Inc. - Class A                         454,800           13,271,064
   Men's Wearhouse, Inc.                           266,500            8,346,780
*  Quicksilver, Inc.                             1,315,000           19,067,500
*  Rare Hospitality Int'l., Inc.                   620,000           19,840,000
   Regis Corp.                                     516,000           19,752,480
   SCP Pool Corp.                                  505,000           21,952,350
*  Sonic Corp.                                     645,000           20,388,450
*  Timberland Co. - Class A                        340,000           11,917,000
   Unifirst Corp.                                  185,000            6,199,350
                                                                 --------------
                                                                    213,123,953
                                                                 --------------
  CONSUMER STAPLES 2.3%
*  Central Garden & Pet Co.                        150,000            8,154,000
   Church & Dwight, Inc.                           475,000           16,401,750
*  Ralcorp Holdings, Inc.                          265,000           10,234,300
                                                                 --------------
                                                                     34,790,050
                                                                 --------------
  ENERGY 8.0%
   Cabot Oil & Gas Corp.                           435,000           19,688,100
*  Core Laboratories                               415,000           19,027,750
*  Oil States Int'l., Inc.                         547,500           18,905,175
*  Remington Oil & Gas Corp.                       245,000           10,265,500
*  Superior Energy Services, Inc.                1,185,400           30,820,400
*  TETRA Technologies, Inc.                        550,000           20,680,000
                                                                 --------------
                                                                    119,386,925
                                                                 --------------
  FINANCIALS  11.3%
   BankAtlantic Bancorp, Inc.                      318,200            4,343,430
   East West Bancorp, Inc.                         495,000           18,656,550
   Endurance Specialty Holdings Ltd.               350,000           11,025,000
   First Midwest Bancorp                           540,000           18,160,200
   HCC Insurance Holdings, Inc.                    445,000           14,324,550
   Healthcare Realty Trust                         500,000           18,655,000
   Lexington Corp. Properties Trust                695,000           14,817,400
*  Pra Int'l.                                      360,000            9,486,000
   RLI Corp.                                       220,000           11,598,400
   UCBH Holdings, Inc.                           1,055,000           18,884,500
   Westamerica Bancorporation                      295,000           16,000,800
   Wilmington Trust Corp.                          300,000           12,843,000
                                                                 --------------
                                                                    168,794,830
                                                                 --------------
  HEALTH CARE 14.6%
*  Arthrocare Corp.                                310,000           14,002,700
*  Bio Rad Labs, Inc. - Class A                    215,000           12,321,650
*  Biosite, Inc.                                   195,000           10,545,600
*  Chattem, Inc.                                   530,000           20,664,700
*  Edwards Lifesciences Corp.                      195,000            8,063,250
*  First Horizon Pharmaceutical Corp.              835,000           17,134,200
*  Haemonetics Corp.                               205,000           10,619,000
*  ICU Medical, Inc.                               252,800            8,873,280
*  IDEXX Laboratories, Inc.                        145,000           11,394,100
*  Integra Lifesciences Holdings                   390,000           15,537,600
   Option Care, Inc.                               506,000            7,094,120
*  Psychiatric Solutions, Inc.                     460,000           15,193,800
*  Serologicals Corp.                              880,000           21,287,200
*  Sybron Dental Specialties, Inc.                 645,000           24,677,700
*  United Surgical Partners Int'l., Inc.           565,000           19,859,750
                                                                 --------------
                                                                    217,268,650
                                                                 --------------
  INDUSTRIALS 18.5%
   Clarcor, Inc.                                   350,000           11,847,500
*  Cra Int'l., Inc.                                415,000           19,401,250
   Curtiss-Wright Corp.                            235,000           14,532,400
*  Dionex Corp.                                    181,000            9,931,470
*  Esco Technologies, Inc.                         400,000           20,312,000
   Forward Air Corp.                               129,700            4,601,756
   G&K Services, Inc. - Class A                    400,000           15,640,000
*  Genlyte Group, Inc.                             175,000           10,829,000
   Heartland Express, Inc.                         910,000           21,048,300
   HEICO Corp.                                     330,000            8,583,300
   IDEX Corp.                                      480,000           22,680,000
*  Moog, Inc. - Class A                            650,000           21,814,000
   MSC Industrial Direct Co. - Class A             325,000           15,395,250
*  Portfolio Recovery Associates, Inc.              89,400            4,372,554
   Teleflex, Inc.                                  155,000           10,020,750
   Toro Co.                                        465,000           21,450,450
*  Waste Connections, Inc.                         615,000           22,533,600
*  West Corp.                                      470,000           20,459,100
                                                                 --------------
                                                                    275,452,680
                                                                 --------------
  INFORMATION TECHNOLOGY 19.0%
*  Aeroflex, Inc.                                  850,000           11,050,000
*  Ansys, Inc.                                     390,700           18,526,994
*  Avid Technology, Inc.                           335,000           15,691,400
   Cognex Corp.                                    615,000           16,918,650
*  Diodes, Inc.                                    277,500           10,483,950
*  Flir Systems, Inc.                              445,700           11,516,888
*  FormFactor, Inc.                                340,000           12,525,600
*  Hyperion Solutions Corp.                        365,000           12,245,750
*  Kronos, Inc.                                    590,000           24,195,900
*  Merge Technologies, Inc.                        765,000           14,787,450
*  Micros Systems, Inc.                            435,000           18,831,150
*  Perot Systems Corp. - Class A                   830,000           12,541,300
   Plantronics, Inc.                               515,000           17,798,400
*  Power Integrations, Inc.                        425,000           10,552,750
*  Progress Software Corp.                         550,000           16,060,000
*  Semtech Corp.                                   885,000           16,620,300
*  Tekelec                                         853,800           11,449,458
*  Trimble Navigation Ltd.                         595,000           24,341,450
   WebSense, Inc.                                  127,100            7,856,051
                                                                 --------------
                                                                    283,993,441
                                                                 --------------
  MATERIALS 5.8%
   Aptargroup, Inc.                                375,000           19,893,750
   Carpenter Technology Corp.                      310,000           25,912,900
*  Comstock Resources, Inc.                        635,000           17,843,500
   MacDermid, Inc.                                 204,800            6,025,216
   The Scotts Miracle-Gro Co.                      344,400           16,493,316
                                                                 --------------
                                                                     86,168,682
                                                                 --------------
  TELECOMMUNICATION SERVICES 0.9%
   Computer Programs & Systems, Inc.               276,100           12,689,556
                                                                 --------------
  TOTAL COMMON STOCKS
  (Cost $1,136,614,678)                                           1,411,668,767
                                                                 --------------

  ------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                                 (M=$1,000)         (Note 1)
  ------------------------------------------------------------------------------
  CORPORATE SHORT-TERM NOTES  4.2%
  Barclay's US Funding
      4.47%,      03/16/06                        11,000 M           10,979,513
  Barclay's US Funding
      4.48%,      03/03/06                        10,000 M            9,997,511
  Chevron Oil Finance
      4.44%,      03/06/06                        10,000 M            9,993,833
  Harley-Davidson
      4.47%,      03/08/06                         5,000 M            4,995,654
  Harley-Davidson
      4.47%,      03/08/06                           550 M              549,522
  Harley-Davidson
      4.49%,      03/08/06                         6,000 M            5,994,762
  UBS Finance
      4.49%,      03/10/06                        10,000 M            9,988,775
  Wells Fargo & Co.
      4.49%,      03/14/06                        10,000 M            9,983,786
                                                                 --------------
  TOTAL CORPORATE SHORT-TERM NOTES
  (Cost $62,483,356)                                                 62,483,356
                                                                 --------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 2.6%
  Federal Home Loan Bank
      4.27%,      03/02/06                        10,000 M            9,998,814
  Federal Home Loan Bank
      4.38%,      03/01/06                         9,000 M            9,000,000
  Federal Home Loan Bank
      4.38%,      03/06/06                         5,750 M            5,746,502
  Federal Home Loan Bank
      4.36%,      03/09/06                         7,500 M            7,492,733
  Federal Farm Credit Corp.
      4.38%,      03/10/06                         8,000 M            7,991,240
                                                                 --------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                           40,229,289
                                                                 --------------
  (Cost $40,229,289)
  TOTAL INVESTMENTS
  (Cost $1,239,326,323)**                                         1,514,381,412

  EXCESS OF LIABILITIES OVER OTHER ASSETS
    (1.4%)                                                          (21,369,749)
                                                                 --------------
  NET ASSETS                                                     $1,493,011,663
                                                                 ==============

  *   Non-Income producing

  ** Cost for federal income tax purposes is substantially similar. At February 28, 2006 net unrealized appreciation for federal income tax purposes aggregated $275,055,089 of which $289,815,124 related to appreciated securities and $14,760,035 related to depreciated securities.

  See Notes to Financial Statements.

  TAX-FREE INCOME FUND
  INVESTMENT IN SECURITIES
  at February 28,  2006 (Unaudited)
  ------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                                 (M=$1,000)         (Note 1)
  ------------------------------------------------------------------------------
  BONDS 95.6%
  ALABAMA  2.2%
  Auburn Capital Improvements                      1,000 M       $ 1,059,230.00
      5%,         08/01/30 (FGIC)
                                                                 --------------
  CALIFORNIA 10.9%
  California State Variable Purpose                1,000 M            1,047,860
      5%,         02/01/23
  Manhatten Beach, CA Cert. of Part.               1,500 M            1,556,955
      5%,         01/01/36 (AMBAC)
  Riverside, CA Cert. of Part.                     1,000 M            1,047,700
      5%,         09/01/28 (AMBAC)
  San Francisco Bay Area Sales Tax (P/R)             320 M              334,896
      5%,         07/01/28 (AMBAC)
  San Francisco Bay Area Sales Tax (U/R)             180 M              185,189
      5%,         07/01/28 (AMBAC)
  Tustin Univ. School Dist.                        1,000 M            1,035,290
      5%,         09/01/38 (FSA)
                                                                 --------------
                                                                      5,207,890
                                                                 --------------
  COLORADO 1.1%
  Douglas Cnty. School Dist.                         500 M              527,220
      5%,         12/15/30 (FSA)
                                                                 --------------
  DISTRICT OF COLUMBIA 3.0%
  DC Revenue-A-World Wildlife                      1,310 M            1,446,659
      6%,         07/01/16 (AMBAC)
                                                                 --------------
  FLORIDA 6.4%
  Orange Cnty. Healthcare Facs. Auth. (ETM)        1,060 M            1,237,158
      6.25%,      10/01/13 (MBIA)
  Reedy Creek Improvement Dist.                    1,215 M            1,293,550
      5%,         06/01/23
  South Miami Health Facs.                           500 M              520,835
      5.25%,      11/15/33
                                                                 --------------
                                                                      3,051,543
                                                                 --------------
  GEORGIA 1.6%
  Athens-Clarke Cnty. Univ. Gov't.                   690 M              732,704
      5%,         12/15/19 (AMBAC)
                                                                 --------------
  ILLINOIS 3.6%
  Illinois Sports Facs.                            1,000 M            1,042,040
      5%,         06/15/32 (AMBAC)
  Metropolitan Pier & Exposition Ref. Bds.           625 M              717,869
      6%,         06/15/18 (FGIC)
                                                                 --------------
                                                                      1,759,909
                                                                 --------------
  INDIANA 1.1%
  Indiana Trans. Fin. Auth. Hwy.                     500 M              548,825
      5.25%,      06/01/19 (FSA)
                                                                 --------------
  KANSAS 2.9%
  Butler County Union School District              1,315 M            1,389,284
      5%,         09/01/29 (FSA)
                                                                 --------------
  LOUISIANA 3.8%
  Louisiana Pub. Facs. Auth. Rev.                    505 M              535,714
      5.25%,      07/01/33 (MBIA)
  Louisiana Stadium & Expo. Dist.                  1,250 M            1,277,650
      4.75%,      07/01/21 (FGIC)
                                                                 --------------
                                                                      1,813,364
                                                                 --------------
  MAINE 1.4%
  Maine State Tpk. Auth. Rev.                        645 M              682,300
      5%,         07/01/27 (FSA)
                                                                 --------------
  MASSACHUSETTS 2.2%
  Massachusetts State Dev. Fin. Agency               500 M              525,505
      5%,         10/01/28
  Massachusetts State Wtr. Pollutn.                  500 M              523,745
      5%,         08/01/34
                                                                 --------------
                                                                      1,049,250
                                                                 --------------
  MICHIGAN  6.0%
  Michigan Mun. Clean Water Auth.                  1,000 M            1,081,630
      5.25%,      10/01/18
  Michigan State G/O                               1,000 M            1,083,590
      5.25%,      05/01/21
  Otsego Public School Dist.                         680 M              714,347
      5%,         05/01/34 (FSA)
                                                                 --------------
                                                                      2,879,567
                                                                 --------------
  NEW MEXICO 1.1%
  University of New Mexico                           500 M              520,345
      5%,         06/01/32
                                                                 --------------
  NORTH CAROLINA 1.1%
  Charlotte, North Carolina G/O                      500 M              523,850
      5%,         02/01/23
                                                                 --------------
  OHIO 3.0%
  Ohio State Building Auth.                        1,345 M            1,416,151
      5%,         04/01/22
                                                                 --------------
  PENNSYLVANIA 9.3%
  Allegheny Cnty. Indl. Dev. Auth.                 1,635 M            1,709,262
      5%,         11/01/29 (MBIA)
  Lancaster Area Sewer Auth. Rev.                    750 M              797,587
      5%,         04/01/23 (MBIA)
  Northern Tioga School Dist.                        560 M              601,305
      5%,         03/01/18 (FSA)
  Pennsylvania State Ind. Dev. Auth. Econ.           750 M              826,980
      5.5%,       07/01/21 (AMBAC)
  Red Lion Area School Dist.                         500 M              533,675
      5%,         02/01/22 (FSA)
                                                                 --------------
                                                                      4,468,809
                                                                 --------------
  SOUTH CAROLINA 1.3%
  Horry Cnty. G/O                                    555 M              598,162
      5%,         03/01/17 (MBIA)
                                                                 --------------
  TENNESSEE 3.4%
  Memphis Electric Systems                         1,025 M            1,101,014
      5%,         12/01/11 (MBIA)
  Memphis Electric Systems                           500 M              538,160
      5%,         12/01/15 (MBIA)
                                                                 --------------
                                                                      1,639,174
                                                                 --------------
  TEXAS 15.4%
  Fort Bend Cnty. Municipal Utilities              1,330 M            1,395,237
      5%,         10/01/25 (FGIC)
  Granbury Independent School District             1,000 M            1,054,460
      5%,         08/01/27
  Keller Higher Ed. Facs. Corp.                      500 M              529,950
      5.25%,      06/01/21 (AGIC)
  La Feria Indpt. School Dist.                     1,000 M            1,043,970
      5%,         02/15/37 (AGIC)
  North Central Texas Health                       1,000 M            1,093,400
      6.25%,      05/15/10
  Pflugerville Ctfs. Obligation-Ser. A             1,000 M            1,038,840
      5%,         08/01/33 (FGIC)
  Robstown Indpt. School Dist.                       500 M              534,115
      5.25%,      02/15/34
  Sunnyvale School Dist.                             630 M              685,850
      5.25%,      02/15/18
                                                                 --------------
                                                                      7,375,822
                                                                 --------------
  UTAH 0.4%
  Weber Cnty. Mun. Bldg. Auth. (P/R)                 180 M              189,040
      5.75%,      12/15/19 (MBIA)
                                                                 --------------
  VERMONT 7.5%
  Vermont Education & Health Bldgs. Fin.           2,295 M            2,385,354
      5.5%,       07/01/18
  Vermont Education & Health Bldgs. Fin.           1,165 M            1,185,376
      5.375%,     01/01/23
                                                                 --------------
                                                                      3,570,730
                                                                 --------------
  VIRGINIA 2.3%
  Portsmouth, VA G/O                               1,080 M            1,090,390
      4.5%,       04/01/31 (MBIA)
                                                                 --------------
  WASHINGTON 2.2%
  Vancouver, WA Limited G/O                        1,000 M            1,048,320
      5%,         12/01/29 (AMBAC)
                                                                 --------------
  WISCONSIN 2.4%
  Wisconsin State Clean Water Rev. Bds.            1,090 M            1,146,309
      5%,         06/01/20
                                                                 --------------
  TOTAL BONDS
  (Cost $45,071,316)*                                                45,734,847
                                                                 --------------

  ------------------------------------------------------------------------------
                                                                     VALUE
                                                   SHARES           (Note 1)
  ------------------------------------------------------------------------------

  SHORT-TERM INVESTMENTS 1.7%
  BlackRock Muni-Fund
  Institutional Class
  (Cost $800,000)                                800,000               800,000
                                                                 --------------
  TOTAL INVESTMENTS
  (Cost $45,871,316)*                                                46,534,847

  EXCESS OF OTHER ASSETS OVER LIABILITIES 2.7%                        1,298,897
                                                                 --------------
  NET ASSETS                                                     $   47,833,744
                                                                 ==============

  * Cost for federal income tax purposes is substantially similar. At February 28, 2006, net unrealized appreciation for federal income tax purposes aggregated $663,531 of which $763,746 related to appreciated securities and $100,215 related to depreciated securities.

  The following abbreviations are used in the portfolio descriptions:
  (AGIC) - Guaranteed by Asset Guaranty Insurance Co
  (AMBAC) - Guaranteed by AMBAC Indemnity Corp
  (ETM) - Escrowed to Maturity
  (FGIC) - Guaranteed by Financial Guaranty Insurance Co
  (FSA) - Guaranteed by Financial Security Assurance Inc
  (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp
  (P/R) - Prerefunded
  (U/R) - Unrefunded
  G/O - General Obligation Bond

  SENTINEL U.S. TREASURY MONEY MARKET FUND
  INVESTMENT IN SECURITIES
  at February 28, 2006 (Unaudited)
  ------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                                 (M=$1,000)         (Note 1)
  ------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS 89.4%
  U.S. Treasury Bill 4.19%, 03/09/06               9,650 M       $    9,641,015
  U.S. Treasury Bill 4.23%, 03/02/06               4,000 M            3,999,530
  U.S. Treasury Bill 4.235, 03/02/06                 450 M              449,947
  U.S. Treasury Bill 4.24%, 03/23/06               5,120 M            5,106,734
  U.S. Treasury Bill 4.25%, 03/02/06               4,100 M            4,099,516
  U.S. Treasury Bill 4.265%, 03/09/06             1,2450 M           12,438,200
  U.S. Treasury Bill 4.295%, 03/02/06              4,000 M            3,999,523
  U.S. Treasury Bill 4.3%, 03/16/06                2,075 M            2,071,282
  U.S. Treasury Bill 4.32%, 03/16/06               8,000 M            7,985,600
  U.S. Treasury Bill 4.355%, 03/23/06             15,425 M           15,383,948
  U.S. Treasury Bill 4.39%, 04/13/06              10,000 M            9,947,564
  U.S. Treasury Bill 4.405%, 04/13/06              2,125 M            2,113,819
                                                                 --------------
  TOTAL U.S. TREASURY OBLIGATIONS
  (Amortized Cost $77,236,678)                                       77,236,678
                                                                 --------------

  ------------------------------------------------------------------------------
                                                                     VALUE
                                                   SHARES           (Note 1)
  ------------------------------------------------------------------------------
  U.S. TREASURY INSTITUTIONAL FUNDS 8.5%
  BlackRock Provident Institutional Funds
    Treasury Fund #60                            4,180,000            4,180,000
  Federated Funds
    Treasury Obligations Fund
      Institutional Shares #68                   3,172,000            3,172,000
  (Amortized Cost $7,352,000)
                                                                 --------------
                                                                      7,352,000
                                                                 --------------
  TOTAL INVESTMENTS
  (Amortized Cost $84,588,678)*                                      84,588,678

  EXCESS OF OTHER ASSETS OVER LIABILITIES 2.1%                        1,825,918
                                                                 --------------
  NET ASSETS                                                     $   86,414,596
                                                                 ==============

  *   Also cost for federal income tax purposes.

NOTE 1:

SECURITY VALUATION: Equity securities which are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed income securities are valued on the basis of valuations provided by independent pricing services. The independent pricing organization values the investments, taking into consideration characteristics of the securities, values of similar securities that trade on a regular basis, and other relevant market data. Securities for which market quotations are not readily available may be fair valued under procedures adopted by the Fund's board. The board has delegated this responsibility to a pricing committee, subject to their review and supervision. For the Sentinel International Equity Fund, Fair Value adjustments to foreign market closing prices determined by an independent pricing service are used every business day. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximated market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.


ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE 1940 ACT (17 CFR 270.30A-2(A)). Filed herewith as an exhibit.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


      Sentinel Group Funds, Inc.

      By (Signature and Title)   /s/ THOMAS P. MALONE
                                 --------------------------------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer

      Date  4/27/06
           ----------



      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

      By (Signature and Title)*  /s/ CHRISTIAN THWAITES
                                 --------------------------------------------
                                 Christian Thwaites,
                                 President and Chief Executive Officer


      Date  4/26/06
           ----------

      By (Signature and Title)*  /s/ THOMAS P. MALONE
                                 --------------------------------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer

      Date  4/27/06
           ----------